UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2011

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2011

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 96.59%

COMMON STOCKS 0.84%

Agency/Government Related 0.00%

Fannie Mae*	36	$8,728

Auto Parts & Equipment 0.16%

Cooper-Standard Holdings, Inc.*	23	948,654

Chemicals 0.05%

LyondellBasell Industries NV Class A (Netherlands)(a)	12	293,160

Gas Distribution 0.10%

El Paso Corp.	35	611,800

Media: Cable 0.10%

Charter Communications, Inc. Class A*	12	562,080

Metals/Mining (Excluding Steel) 0.16%

Barrick Gold Corp. (Canada)(a)	20	954,832

Pharmaceuticals 0.16%

Mylan, Inc.*	40	680,000
Teva Pharmaceutical Industries Ltd. ADR	8	279,150

Total		959,150

Software/Services 0.11%

Informatica Corp.*	15	614,250

Total Common Stocks (cost $4,293,117)		4,952,654

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 8.84%

Airlines 0.04%

AMR Corp.	6.25%	10/15/2014	$375	223,594

Auto Parts & Equipment 0.18%

Meritor, Inc. (Zero Coupon after 3/1/2016)~	4.625%	3/1/2026	1,350	1,037,813

Automakers 0.13%

Ford Motor Co.	4.25%	11/15/2016	600	782,250

Beverages 0.30%

Central European Distribution Corp. (Poland)(a)	3.00%	3/15/2013	1,400	966,000
Molson Coors Brewing Co.	2.50%	7/30/2013	750	792,187

Total				1,758,187

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.65%

Intel Corp.	2.95%	12/15/2035	$1,550	$1,579,063
NetApp, Inc.	1.75%	6/1/2013	1,325	1,613,187
SanDisk Corp.	1.50%	8/15/2017	600	629,250

Total				3,821,500

Diversified Capital Goods 0.15%

Greenbrier Cos., Inc.†	3.50%	4/1/2018	550	395,313
Ingersoll-Rand Co., Ltd.	4.50%	4/15/2012	300	481,500

Total				876,813

Electronics 0.16%

A123 Systems, Inc.	3.75%	4/15/2016	1,400	913,500

Food: Wholesale 0.24%

Archer Daniels Midland Co.	0.875%	2/15/2014	1,400	1,400,000

Health Services 0.34%

Human Genome Sciences, Inc.	2.25%	8/15/2012	1,300	1,352,000
Omnicare, Inc.	3.75%	12/15/2025	550	618,062

Total				1,970,062

Hotels 0.09%

Host Hotels & Resorts LP†	2.50%	10/15/2029	500	524,375

Machinery 0.54%

Altra Holdings, Inc.†	2.75%	3/1/2031	1,280	987,200
Roper Industries, Inc.	Zero Coupon	1/15/2034	2,500	2,168,750

Total				3,155,950

Media: Diversified 0.16%

Liberty Media LLC (convertible into Viacom, Inc., Class B and CBS Corp.)	3.25%	3/15/2031	1,200	945,000

Media: Services 0.31%

Interpublic Group of Cos., Inc. (The)	4.25%	3/15/2023	1,300	1,317,875
Omnicom Group, Inc.	Zero Coupon	7/1/2038	500	516,875

Total				1,834,750

Medical Products 0.26%

Medtronic, Inc.	1.625%	4/15/2013	550	553,437
NuVasive, Inc.	2.75%	7/1/2017	1,150	966,000

Total				1,519,437

Metals/Mining (Excluding Steel) 0.52%

Alpha Appalachia Holdings, Inc.	3.25%	8/1/2015	550	490,187
Molycorp, Inc.†	3.25%	6/15/2016	425	388,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) (continued)

Newmont Mining Corp.	1.25%	7/15/2014	$1,000	$1,461,250
Newmont Mining Corp.	3.00%	2/15/2012	500	693,125

Total				3,033,437

Monoline Insurance 0.06%

Radian Group, Inc.	3.00%	11/15/2017	725	360,688

Oil Field Equipment & Services 0.06%

Exterran Energy Corp.	4.75%	1/15/2014	400	372,000

Packaging 0.23%

Owens-Brockway Glass Container, Inc.†	3.00%	6/1/2015	1,475	1,334,875

Pharmaceuticals 1.22%

ALZA Corp.	Zero Coupon	7/28/2020	1,000	903,750
BioMarin Pharmaceutical, Inc.	1.875%	4/23/2017	1,175	1,962,250
Gilead Sciences, Inc.	0.625%	5/1/2013	1,850	2,122,875
Salix Pharmaceuticals Ltd.	2.75%	5/15/2015	1,000	1,000,000
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	1,000	1,152,500

Total				7,141,375

Real Estate Investment Trusts 0.12%

ProLogis	3.25%	3/15/2015	725	720,469

Software/Services 2.02%

Alliance Data Systems Corp.	1.75%	8/1/2013	525	666,750
BroadSoft, Inc.†	1.50%	7/1/2018	275	265,031
CACI International, Inc.	2.125%	5/1/2014	825	911,625
Concur Technologies, Inc.†	2.50%	4/15/2015	1,245	1,268,344
Digital River, Inc.†	2.00%	11/1/2030	1,000	856,250
EMC Corp.	1.75%	12/1/2013	1,870	2,648,387
Nuance Communications, Inc.	2.75%	8/15/2027	1,810	2,285,125
Symantec Corp.	1.00%	6/15/2013	1,400	1,601,250
Xilinx, Inc.	2.625%	6/15/2017	1,200	1,371,000

Total				11,873,762

Specialty Retail 0.15%

Charming Shoppes, Inc.	1.125%	5/1/2014	1,000	865,000

Support: Services 0.16%

FTI Consulting, Inc.	3.75%	7/15/2012	750	925,313

Telecommunications Equipment 0.19%

Ciena Corp.†	4.00%	3/15/2015	750	722,812
InterDigital, Inc.†	2.50%	3/15/2016	375	412,969

Total				1,135,781

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications: Wireless 0.33%

SBA Communications Corp.	4.00%	10/1/2014	$1,500		$1,948,125

Textiles & Apparel 0.23%

Iconix Brand Group, Inc.†	2.50%	6/1/2016	1,425		1,335,938

Total Convertible Bonds (cost $54,391,857)					51,809,994

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 2.69%

Auto Parts & Equipment 0.02%

Cooper-Standard Holdings, Inc. PIK	7.00%		—	(b)	123,357

Automakers 0.11%

General Motors Co.	4.75%		18		634,948

Banking 1.01%

Bank of America Corp.	7.25%		3		1,914,975
Citigroup, Inc.	7.50%		16		1,234,265
Fifth Third Bancorp	8.50%		12		1,534,920
Wells Fargo & Co.	7.50%		1		1,239,672

Total					5,923,832

Electric: Integrated 0.18%

PPL Corp.	8.75%		12		652,680
PPL Corp.	9.50%		7		409,960

Total					1,062,640

Energy: Exploration & Production 0.57%

Apache Corp.	6.00%		65		3,326,050

Gas Distribution 0.18%

Williams Cos., Inc. (The)	5.50%		9		1,047,994

Investments & Miscellaneous Financial Services 0.18%

AMG Capital Trust I	5.10%		25		1,059,375

Life Insurance 0.23%

MetLife, Inc.	5.00%		24		1,357,440

Media: Services 0.03%

Nielsen Holdings NV	6.25%		330		177,581

Multi-Line Insurance 0.15%

Hartford Financial Services Group, Inc. (The)	7.25%		45		866,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2011

Investments	Interest Rate		Shares (000)			Fair Value
Telecommunications Equipment 0.03%

Lucent Technologies Capital Trust I	7.75%			—	(b)	$163,550

Total Convertible Preferred Stocks (cost $16,606,920)						15,743,467

		Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(c) 1.82%

Auto Parts & Equipment 0.17%

Tomkins LLC New Term Loan B	4.25%	9/29/2016		$990		973,181

Chemicals 0.16%

Momentive Performance Materials, Inc. Extended Term Loan B	3.75%	5/5/2015		997		935,046

Department Stores 0.16%

Neiman-Marcus Group, Inc. (The) New Term Loan	4.75%	5/16/2018		1,000		929,583

Electronics 0.16%

Freescale Semiconductor, Inc. Extended Term Loan B	4.472%	12/1/2016		997		915,755

Health Facilities 0.16%

Community Health Systems, Inc. Non Extended Delayed Draw	2.569%	7/25/2014		49		45,698
Community Health Systems, Inc. Non Extended Term Loan	2.569%	7/25/2014		949		890,672

Total						936,370

Media: Services 0.36%

DG FastChannel, Inc. Term Loan B	5.75%	7/26/2018		2,150		2,139,250

Restaurants 0.33%

DineEquity, Inc. New Term Loan B	4.25%	10/19/2017		1,000		973,125
Dunkin’ Brands, Inc. New Term Loan B2	4.00%	11/23/2017		997		967,153

Total						1,940,278

Software/Services 0.16%

SRA International, Inc. Term Loan B	6.50%	7/20/2018		1,000		927,500

Specialty Retail 0.16%

PETCO Animal Supplies, Inc. New Term Loan	4.50%	11/24/2017		1,000		948,958

Total Floating Rate Loans (cost $10,548,114)						10,645,921

FOREIGN BONDS(d) 0.26%

Netherlands 0.19%

Refresco Group BV†	7.375%	5/15/2018	EUR	500		596,189

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Netherlands (continued)

Ziggo Bond Co. BV†	8.00%	5/15/2018	EUR	400	$517,143

Total					1,113,332

United Kingdom 0.07%

Aston Martin Capital Ltd.†	9.25%	7/15/2018	GBP	350	420,259

Total Foreign Bonds (cost $1,699,877)					1,533,591

GOVERNMENT SPONSORED ENTERPRISES BOND 0.44%

Federal National Mortgage Assoc. (cost $2,533,658)	3.25%	4/9/2013		$2,500	2,611,925

HIGH YIELD CORPORATE BONDS 81.60%

Aerospace/Defense 1.78%

Alliant Techsystems, Inc.	6.875%	9/15/2020		225	226,125
Esterline Technologies Corp.	6.625%	3/1/2017		650	659,750
Esterline Technologies Corp.	7.00%	8/1/2020		550	567,875
Huntington Ingalls Industries, Inc.†	6.875%	3/15/2018		1,300	1,215,500
Huntington Ingalls Industries, Inc.†	7.125%	3/15/2021		1,000	932,500
L-3 Communications Corp.	6.375%	10/15/2015		2,100	2,149,875
Mantech International Corp.	7.25%	4/15/2018		800	796,000
Moog, Inc.	6.25%	1/15/2015		550	552,750
Spirit Aerosystems, Inc.	6.75%	12/15/2020		2,075	2,080,187
Spirit Aerosystems, Inc.	7.50%	10/1/2017		595	618,800
Triumph Group, Inc.	8.00%	11/15/2017		575	602,313

Total					10,401,675

Airlines 0.40%

Delta Air Lines, Inc.	4.95%	5/23/2019		246	238,936
Delta Air Lines, Inc.†	9.50%	9/15/2014		180	186,300
United Airlines, Inc.	6.636%	7/2/2022		460	447,758
United Airlines, Inc.†	9.875%	8/1/2013		900	927,000
United Airlines, Inc.†	12.00%	11/1/2013		525	534,188

Total					2,334,182

Apparel/Textiles 0.46%

Hanesbrands, Inc.	6.375%	12/15/2020		600	585,000
Levi Strauss & Co.	7.625%	5/15/2020		1,000	935,000
Levi Strauss & Co.	8.875%	4/1/2016		625	634,375
Perry Ellis International, Inc.	7.875%	4/1/2019		525	535,500

Total					2,689,875

Auto Loans 0.21%

Ford Motor Credit Co. LLC	7.25%	10/25/2011		1,000	1,001,263
Hyundai Capital America†	3.75%	4/6/2016		225	222,400

Total					1,223,663

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Auto Parts & Equipment 2.02%

Commercial Vehicle Group, Inc.†	7.875%	4/15/2019		$1,700	$1,564,000
Cooper-Standard Automotive, Inc.	8.50%	5/1/2018		1,000	1,025,000
Dana Holding Corp.	6.50%	2/15/2019		1,200	1,146,000
Dana Holding Corp.	6.75%	2/15/2021		700	668,500
Exide Technologies	8.625%	2/1/2018		1,450	1,355,750
Goodyear Tire & Rubber Co. (The)	10.50%	5/15/2016		455	494,812
International Automotive Components Group SL (Spain)†(a)	9.125%	6/1/2018		700	658,000
Pinafore LLC/Pinafore, Inc.†	9.00%	10/1/2018		900	927,000
Stanadyne Corp.	10.00%	8/15/2014		375	354,375
Stoneridge, Inc.†	9.50%	10/15/2017		475	486,875
Tenneco, Inc.	6.875%	12/15/2020		1,000	975,000
TRW Automotive, Inc.†	7.25%	3/15/2017		750	791,250
TRW Automotive, Inc.†	8.875%	12/1/2017		1,000	1,070,000
UCI International, Inc.	8.625%	2/15/2019		350	325,938

Total					11,842,500

Automakers 0.68%

Chrysler Group LLC/CG Co-Issuer, Inc.†	8.25%	6/15/2021		1,400	1,085,000
Ford Motor Co.	7.45%	7/16/2031		1,375	1,559,085
Navistar International Corp.	8.25%	11/1/2021		1,311	1,351,969

Total					3,996,054

Banking 3.00%

Ally Financial, Inc.	7.50%	9/15/2020		850	772,437
Ally Financial, Inc.	8.30%	2/12/2015		1,700	1,685,125
Bank of America Corp.	5.75%	12/1/2017		750	704,286
Capital One Capital VI	8.875%	5/15/2040		2,000	2,039,464
Discover Bank	8.70%	11/18/2019		500	572,124
Fifth Third Capital Trust IV	6.50%	4/15/2037		1,300	1,241,630
Goldman Sachs Group, Inc. (The)	5.25%	7/27/2021		340	336,051
Huntington Bancshares, Inc.	7.00%	12/15/2020		600	680,285
JPMorgan Chase & Co.	6.00%	1/15/2018		1,500	1,672,654
JPMorgan Chase & Co.	7.90%	—	(e)	450	465,019
Macquarie Group Ltd. (Australia)†(a)	6.25%	1/14/2021		725	686,701
Morgan Stanley	6.00%	4/28/2015		1,500	1,494,096
Regions Bank	6.45%	6/26/2037		1,250	1,062,500
Regions Bank	7.50%	5/15/2018		550	549,313
Regions Financial Corp.	7.75%	11/10/2014		375	377,813
SVB Financial Group	5.375%	9/15/2020		600	624,699
Wachovia Capital Trust III	5.57%#	—	(e)	750	617,813
Washington Mutual Bank(f)	6.875%	6/15/2011		1,250	4,375
Zions Bancorporation	7.75%	9/23/2014		1,900	2,004,342

Total					17,590,727

Beverages 0.08%

CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016		625	453,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Brokerage 0.43%

Cantor Fitzgerald LP†	7.875%	10/15/2019	$400	$416,776
Lazard Group LLC	7.125%	5/15/2015	850	939,556
Raymond James Financial, Inc.	8.60%	8/15/2019	950	1,135,611

Total				2,491,943

Building & Construction 0.55%

K. Hovnanian Enterprises, Inc.	10.625%	10/15/2016	500	377,500
KB Home	9.10%	9/15/2017	1,000	855,000
Lennar Corp.	12.25%	6/1/2017	950	1,049,750
Odebrecht Finance Ltd.†	6.00%	4/5/2023	1,000	940,000

Total				3,222,250

Building Materials 0.62%

Building Materials Corp. of America†	7.50%	3/15/2020	550	552,750
Interline Brands, Inc.	7.00%	11/15/2018	825	810,562
Masco Corp.	7.125%	3/15/2020	1,250	1,213,180
Owens Corning, Inc.	9.00%	6/15/2019	875	1,034,579

Total				3,611,071

Chemicals 3.13%

Airgas, Inc.	7.125%	10/1/2018	1,250	1,340,975
Ashland, Inc.	9.125%	6/1/2017	825	916,781
Celanese US Holdings LLC	6.625%	10/15/2018	1,625	1,687,969
CF Industries, Inc.	7.125%	5/1/2020	400	456,500
Chemtura Corp.	7.875%	9/1/2018	1,250	1,231,250
Huntsman International LLC	8.625%	3/15/2020	2,250	2,199,375
INEOS Finance plc (United Kingdom)†(a)	9.00%	5/15/2015	250	238,750
INEOS Group Holdings plc (United Kingdom)†(a)	8.50%	2/15/2016	1,100	819,500
Lyondell Chemical Co.†	8.00%	11/1/2017	1,213	1,313,073
Momentive Performance Materials, Inc.	9.00%	1/15/2021	1,600	1,104,000
Mosaic Global Holdings, Inc.	7.30%	1/15/2028	1,050	1,333,727
Nalco Co.†	6.625%	1/15/2019	850	935,000
Nalco Co.	8.25%	5/15/2017	675	739,125
Phibro Animal Health Corp.†	9.25%	7/1/2018	1,525	1,498,312
Polymer Group, Inc.†	7.75%	2/1/2019	1,500	1,503,750
Rockwood Specialties Group, Inc.	7.50%	11/15/2014	1,008	1,020,600

Total				18,338,687

Computer Hardware 0.43%

Brocade Communications Systems, Inc.	6.625%	1/15/2018	1,250	1,278,125
Brocade Communications Systems, Inc.	6.875%	1/15/2020	750	769,688
Seagate HDD Cayman	6.875%	5/1/2020	500	462,500

Total				2,510,313

Consumer/Commercial/Lease Financing 2.11%

CIT Group, Inc.†	7.00%	5/2/2016	6,000	5,835,000
International Lease Finance Corp.	6.25%	5/15/2019	400	348,181

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing (continued)

International Lease Finance Corp.	8.25%	12/15/2020	$425	$417,563
International Lease Finance Corp.	8.75%	3/15/2017	3,535	3,561,512
Provident Funding Associates LP/PFG Finance Corp.†	10.25%	4/15/2017	900	882,000
SLM Corp.	6.25%	1/25/2016	350	343,856
Springleaf Finance Corp.	6.90%	12/15/2017	1,350	978,750

Total				12,366,862

Consumer Products 0.71%

Armored AutoGroup, Inc.†	9.25%	11/1/2018	1,500	1,211,250
Elizabeth Arden, Inc.	7.375%	3/15/2021	1,500	1,507,500
Scotts Miracle-Gro Co. (The)†	6.625%	12/15/2020	1,475	1,452,875

Total				4,171,625

Department Stores 0.44%

J.C. Penney Corp., Inc.	7.125%	11/15/2023	300	304,500
J.C. Penney Corp., Inc.	7.95%	4/1/2017	250	267,500
Macy’s Retail Holdings, Inc.	6.375%	3/15/2037	945	1,040,243
Macy’s Retail Holdings, Inc.	8.125%	7/15/2015	850	990,436

Total				2,602,679

Diversified Capital Goods 2.21%

Actuant Corp.	6.875%	6/15/2017	2,100	2,152,500
Amsted Industries, Inc.†	8.125%	3/15/2018	875	910,000
Belden, Inc.	7.00%	3/15/2017	1,750	1,758,750
Belden, Inc.	9.25%	6/15/2019	800	868,000
Griffon Corp.	7.125%	4/1/2018	425	377,188
Mueller Water Products, Inc.	7.375%	6/1/2017	1,275	1,000,875
Park-Ohio Industries, Inc.	8.125%	4/1/2021	800	752,000
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	1,750	1,684,375
SPX Corp.	6.875%	9/1/2017	1,300	1,339,000
Timken Co.	6.00%	9/15/2014	875	968,412
Valmont Industries, Inc.	6.625%	4/20/2020	1,000	1,164,486

Total				12,975,586

Electric: Generation 0.39%

Dynegy Holdings, Inc.	8.375%	5/1/2016	1,250	762,500
Mirant Americas Generation LLC	9.125%	5/1/2031	1,000	845,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.	10.25%	11/1/2015	650	247,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.†	11.50%	10/1/2020	550	442,750

Total				2,297,250

Electric: Integrated 1.44%

AES Corp. (The)†	7.375%	7/1/2021	400	380,000
AES Corp. (The)	8.00%	10/15/2017	1,600	1,616,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated (continued)

Commonwealth Edison Co.	5.80%	3/15/2018	$1,900	$2,215,290
Connecticut Light & Power Co. (The)	5.50%	2/1/2019	1,100	1,299,099
Dolphin Subsidiary II, Inc.†	7.25%	10/15/2021	1,325	1,288,562
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	1,000	1,037,627
PECO Energy Co.	5.35%	3/1/2018	500	595,158

Total				8,431,736

Electronics 1.22%

Advanced Micro Devices, Inc.	7.75%	8/1/2020	1,350	1,329,750
CPI International, Inc.	8.00%	2/15/2018	1,250	1,131,250
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	1,500	1,548,750
Freescale Semiconductor, Inc.	10.75%	8/1/2020	872	876,360
KLA-Tencor Corp.	6.90%	5/1/2018	875	1,001,159
NXP BV LLC (Netherlands)†(a)	9.75%	8/1/2018	700	735,000
Sensata Technologies BV (Netherlands)†(a)	6.50%	5/15/2019	550	525,250

Total				7,147,519

Energy: Exploration & Production 6.69%

Antero Resources Finance Corp.†	7.25%	8/1/2019	1,000	955,000
Berry Petroleum Co.	6.75%	11/1/2020	2,000	1,915,000
Brigham Exploration Co.	6.875%	6/1/2019	650	637,000
Brigham Exploration Co.	8.75%	10/1/2018	725	779,375
Chaparral Energy, Inc.	8.25%	9/1/2021	3,000	2,752,500
Chesapeake Energy Corp.	6.625%	8/15/2020	893	924,255
Cimarex Energy Co.	7.125%	5/1/2017	1,925	1,953,875
Concho Resources, Inc.	7.00%	1/15/2021	1,550	1,550,000
Concho Resources, Inc.	8.625%	10/1/2017	995	1,059,675
Continental Resources, Inc.	7.375%	10/1/2020	650	676,000
Continental Resources, Inc.	8.25%	10/1/2019	1,925	2,069,375
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	700	637,000
Forest Oil Corp.	7.25%	6/15/2019	1,825	1,806,750
Forest Oil Corp.	8.50%	2/15/2014	525	557,813
Kerr-McGee Corp.	6.95%	7/1/2024	1,600	1,874,158
LINN Energy LLC/LINN Energy Finance Corp.	7.75%	2/1/2021	1,500	1,507,500
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	1,900	1,828,750
Newfield Exploration Co.	7.125%	5/15/2018	1,200	1,248,000
Oasis Petroleum, Inc.†	7.25%	2/1/2019	1,750	1,706,250
OGX Petroleo e Gas Participacoes SA (Brazil)†(a)	8.50%	6/1/2018	3,075	2,782,875
Pan American Energy LLC (Argentina)†(a)	7.875%	5/7/2021	775	783,680
Penn Virginia Corp.	7.25%	4/15/2019	650	604,500
QEP Resources, Inc.	6.80%	3/1/2020	400	421,000
QEP Resources, Inc.	6.875%	3/1/2021	675	708,750
Quicksilver Resources, Inc.	8.25%	8/1/2015	1,275	1,217,625
Range Resources Corp.	7.25%	5/1/2018	575	615,250
Range Resources Corp.	8.00%	5/15/2019	1,000	1,100,000
SandRidge Energy, Inc.†	7.50%	3/15/2021	925	855,625
SM Energy Co.†	6.625%	2/15/2019	1,250	1,250,000
Unit Corp.	6.625%	5/15/2021	225	225,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

W&T Offshore, Inc.†	8.50%	6/15/2019	$1,475	$1,438,125
Whiting Petroleum Corp.	6.50%	10/1/2018	750	757,500

Total				39,198,206

Environmental 0.31%

Clean Harbors, Inc.	7.625%	8/15/2016	1,275	1,335,563
WCA Waste Corp.†	7.50%	6/15/2019	500	477,500

Total				1,813,063

Food & Drug Retailers 1.30%

Ingles Markets, Inc.	8.875%	5/15/2017	1,525	1,605,062
Rite Aid Corp.	9.375%	12/15/2015	750	648,750
Rite Aid Corp.	10.25%	10/15/2019	825	864,188
Stater Bros Holdings, Inc.	7.375%	11/15/2018	750	768,750
SUPERVALU, INC.	7.50%	11/15/2014	3,800	3,743,000

Total				7,629,750

Food: Wholesale 1.02%

Blue Merger Sub, Inc.†	7.625%	2/15/2019	1,500	1,275,000
Bumble Bee Holdco SCA PIK†	9.625%	3/15/2018	400	323,000
Bunge NA Finance LP	5.90%	4/1/2017	325	355,445
Corn Products International, Inc.	4.625%	11/1/2020	525	553,712
Dole Food Co., Inc.	8.75%	7/15/2013	1,400	1,463,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	8.25%	9/1/2017	325	318,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	9.25%	4/1/2015	450	448,875
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	1,150	1,222,604

Total				5,960,136

Forestry/Paper 0.71%

Cascades, Inc. (Canada)(a)	7.75%	12/15/2017	350	334,250
Georgia-Pacific LLC†	8.25%	5/1/2016	1,600	1,769,200
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	1,150	1,121,250
Millar Western Forest Products Ltd. (Canada)†(a)	8.50%	4/1/2021	700	539,000
Weyerhaeuser Co.	7.375%	10/1/2019	375	414,782

Total				4,178,482

Gaming 3.31%

Ameristar Casinos, Inc.†	7.50%	4/15/2021	1,375	1,337,187
Boyd Gaming Corp.	7.125%	2/1/2016	1,525	1,128,500
Caesar’s Entertainment Operating Co., Inc.	5.625%	6/1/2015	1,500	907,500
Caesar’s Entertainment Operating Co., Inc.	12.75%	4/15/2018	1,550	1,057,875
CityCenter Holdings LLC/CityCenter Finance Corp.†	7.625%	1/15/2016	800	756,000
CityCenter Holdings LLC/CityCenter Finance Corp. PIK†	10.75%	1/15/2017	475	421,461

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming (continued)

Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	$900	$852,750
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	750	685,313
Marina District Finance Co., Inc.	9.875%	8/15/2018	1,400	1,176,000
MCE Finance Ltd. (Hong Kong)(a)	10.25%	5/15/2018	650	692,250
MGM Resorts International	6.625%	7/15/2015	1,750	1,491,875
MGM Resorts International	9.00%	3/15/2020	300	313,125
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	650	672,750
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	1,500	1,372,500
Peninsula Gaming LLC	8.375%	8/15/2015	500	500,000
River Rock Entertainment Authority (The)	9.75%	11/1/2011	975	719,062
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	1,300	1,257,750
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	2,000	1,980,000
Wynn Las Vegas LLC/Capital Corp.	7.75%	8/15/2020	375	395,625
Wynn Las Vegas LLC/Capital Corp.	7.875%	11/1/2017	1,600	1,684,000

Total				19,401,523

Gas Distribution 3.08%

Colorado Interstate Gas Co.	6.80%	11/15/2015	829	943,870
El Paso Corp.	6.50%	9/15/2020	250	268,225
El Paso Corp.	7.00%	6/15/2017	1,475	1,659,621
El Paso Natural Gas Co.	5.95%	4/15/2017	750	847,451
El Paso Pipeline Partners Operating Co. LLC	6.50%	4/1/2020	1,000	1,105,764
Ferrellgas LP/Ferrellgas Finance Corp.	6.50%	5/1/2021	675	577,125
Ferrellgas Partners LP	8.625%	6/15/2020	423	412,425
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	300	382,830
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	1,400	1,575,209
Inergy LP/Inergy Finance Corp.	6.875%	8/1/2021	1,500	1,372,500
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	1,250	1,243,750
MarkWest Energy Partners LP	6.75%	11/1/2020	900	918,000
MarkWest Energy Partners LP	8.75%	4/15/2018	1,100	1,177,000
National Fuel Gas Co.	6.50%	4/15/2018	1,440	1,685,333
NiSource Finance Corp.	6.15%	3/1/2013	400	423,580
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	460	547,661
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	600	761,645
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	3/15/2020	375	376,875
Tennessee Gas Pipeline Co.	7.50%	4/1/2017	975	1,157,189
Williams Partners LP	5.25%	3/15/2020	550	592,592

Total				18,028,645

Health Facilities 4.10%

Bausch & Lomb, Inc.	9.875%	11/1/2015	2,250	2,266,875
Capella Healthcare, Inc.†	9.25%	7/1/2017	1,250	1,193,750
Community Health Systems, Inc.	8.875%	7/15/2015	4,000	3,940,000
HCA Holdings, Inc.†	7.75%	5/15/2021	2,250	2,120,625
HCA, Inc.	6.50%	2/15/2020	750	735,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities (continued)

HCA, Inc.	7.50%	2/15/2022	$2,250	$2,081,250
HCA, Inc.	7.875%	2/15/2020	500	520,000
HCA, Inc.	9.875%	2/15/2017	325	352,625
HealthSouth Corp.	8.125%	2/15/2020	2,350	2,214,875
Kindred Healthcare, Inc.†	8.25%	6/1/2019	1,500	1,153,125
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	475	455,406
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	425	431,375
Select Medical Corp.	7.625%	2/1/2015	1,400	1,219,750
Tenet Healthcare Corp.	8.875%	7/1/2019	1,150	1,221,875
United Surgical Partners International, Inc.	8.875%	5/1/2017	1,500	1,507,500
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	2,000	1,845,000
VWR Funding, Inc. PIK	10.25%	7/15/2015	792	788,226

Total				24,047,257

Health Services 0.58%

inVentiv Health, Inc.†	10.00%	8/15/2018	250	221,250
STHI Holding Corp.†	8.00%	3/15/2018	1,000	970,000
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC	7.75%	9/15/2018	2,325	2,232,000

Total				3,423,250

Hotels 0.75%

FelCor Lodging LP†	6.75%	6/1/2019	1,250	1,125,000
FelCor Lodging LP	10.00%	10/1/2014	290	303,050
Host Hotels & Resorts LP	6.375%	3/15/2015	725	725,000
Hyatt Hotels Corp.†	5.75%	8/15/2015	500	533,312
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	1,100	1,185,250
Wyndham Worldwide Corp.	5.75%	2/1/2018	500	511,292

Total				4,382,904

Household & Leisure Products 0.44%

American Standard Americas†	10.75%	1/15/2016	1,250	956,250
Whirlpool Corp.	8.60%	5/1/2014	1,425	1,626,290

Total				2,582,540

Insurance Brokerage 0.29%

USI Holdings Corp.†	4.161%#	11/15/2014	1,125	984,375
Willis North America, Inc.	7.00%	9/29/2019	600	695,169

Total				1,679,544

Integrated Energy 0.41%

Alta Wind Holdings LLC†	7.00%	6/30/2035	626	673,594
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	1,054	774,049
LUKOIL International Finance BV (Netherlands)†(a)	6.656%	6/7/2022	1,025	971,187

Total				2,418,830

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investments & Miscellaneous Financial Services 1.00%

Constellation Enterprises LLC†	10.625%	2/1/2016	$925	$901,875
FMR LLC†	5.35%	11/15/2021	800	870,902
KKR Group Finance Co.†	6.375%	9/29/2020	700	735,210
Nuveen Investments, Inc.	10.50%	11/15/2015	3,300	3,060,750
Nuveen Investments, Inc.†	10.50%	11/15/2015	300	275,250

Total				5,843,987

Leisure 0.79%

MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017	1,150	1,207,500
NCL Corp. Ltd.†	9.50%	11/15/2018	600	609,000
Speedway Motorsports, Inc.	8.75%	6/1/2016	2,000	2,095,000
Universal City Development Partners Ltd.	8.875%	11/15/2015	650	708,500

Total				4,620,000

Life Insurance 0.04%

MetLife, Inc.	4.75%	2/8/2021	250	260,659

Machinery 0.97%

Altra Holdings, Inc.	8.125%	12/1/2016	1,075	1,101,875
IDEX Corp.	4.50%	12/15/2020	625	651,108
Manitowoc Co., Inc. (The)	8.50%	11/1/2020	600	546,000
Manitowoc Co., Inc. (The)	9.50%	2/15/2018	1,150	1,129,875
Roper Industries, Inc.	6.25%	9/1/2019	550	651,436
Steelcase, Inc.	6.375%	2/15/2021	1,000	1,072,917
Thermadyne Holdings Corp.	9.00%	12/15/2017	525	517,125

Total				5,670,336

Managed Care 0.25%

Centene Corp.	5.75%	6/1/2017	1,100	1,079,375
UnitedHealth Group, Inc.	4.875%	4/1/2013	379	399,068

Total				1,478,443

Media: Broadcast 1.64%

Allbritton Communications Co.	8.00%	5/15/2018	775	732,375
AMC Networks, Inc.†	7.75%	7/15/2021	2,200	2,266,000
Belo Corp.	8.00%	11/15/2016	500	530,000
Clear Channel Communications, Inc.	5.50%	9/15/2014	350	199,500
Clear Channel Communications, Inc.	9.00%	3/1/2021	975	728,813
Cumulus Media, Inc.†	7.75%	5/1/2019	1,250	1,059,375
Discovery Communications LLC	5.625%	8/15/2019	350	396,776
FoxCo Acquisition Sub LLC†	13.375%	7/15/2016	300	316,500
Gray Television, Inc.	10.50%	6/29/2015	1,000	910,000
LIN Television Corp.	6.50%	5/15/2013	500	490,000
LIN Television Corp.	8.375%	4/15/2018	500	507,500
Salem Communications Corp.	9.625%	12/15/2016	290	291,450
Sinclair Television Group, Inc.†	9.25%	11/1/2017	650	685,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Broadcast (continued)

Univision Communications, Inc.†	8.50%	5/15/2021	$600	$471,000

Total				9,585,039

Media: Cable 2.36%

Bresnan Broadband Holdings LLC†	8.00%	12/15/2018	1,250	1,265,625
CCH II LLC/CCH II Capital Corp.	13.50%	11/30/2016	367	419,859
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	650	633,750
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	1,325	1,384,625
CSC Holdings LLC	8.625%	2/15/2019	1,475	1,626,187
DISH DBS Corp.†	6.75%	6/1/2021	1,500	1,440,000
DISH DBS Corp.	7.125%	2/1/2016	1,350	1,373,625
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG (Germany)†(a)	7.50%	3/15/2019	325	317,688
Mediacom Broadband LLC	8.50%	10/15/2015	1,125	1,125,000
Mediacom Communications Corp.	9.125%	8/15/2019	1,975	1,975,000
Ono Finance II plc (Ireland)†(a)	10.875%	7/15/2019	525	370,125
Virgin Media Finance plc (United Kingdom)(a)	8.375%	10/15/2019	750	800,625
Virgin Media Finance plc (United Kingdom)(a)	9.50%	8/15/2016	800	868,000
Virgin Media Secured Finance plc (United Kingdom)(a)	5.25%	1/15/2021	200	215,619

Total				13,815,728

Media: Services 1.00%

Affinion Group, Inc.	11.50%	10/15/2015	865	679,025
Interpublic Group of Cos., Inc. (The)	10.00%	7/15/2017	875	999,687
Lamar Media Corp.	7.875%	4/15/2018	750	753,750
WMG Acquisition Corp.	9.50%	6/15/2016	2,200	2,238,500
WMG Acquisition Corp.†	11.50%	10/1/2018	1,300	1,202,500

Total				5,873,462

Medical Products 0.60%

Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	1,000	1,085,000
Biomet, Inc.	10.00%	10/15/2017	1,000	1,035,000
Fresenius Medical Care U.S. Finance, Inc.†	6.50%	9/15/2018	300	306,000
Giant Funding Corp.†	8.25%	2/1/2018	750	753,750
Life Technologies Corp.	6.00%	3/1/2020	300	332,675

Total				3,512,425

Metals/Mining (Excluding Steel) 3.83%

American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	1,500	1,320,000
Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2014	300	348,703
Arch Coal, Inc.†	7.25%	6/15/2021	1,550	1,499,625
Arch Coal, Inc.	8.75%	8/1/2016	850	905,250
Boart Longyear Management Pty Ltd. (Australia)†(a)	7.00%	4/1/2021	1,000	995,000
Cliffs Natural Resources, Inc.	5.90%	3/15/2020	1,000	1,062,547
CONSOL Energy, Inc.†	6.375%	3/1/2021	750	727,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) (continued)

CONSOL Energy, Inc.	8.25%	4/1/2020		$1,250	$1,321,875
FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	6.875%	2/1/2018		400	354,000
FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	7.00%	11/1/2015		1,500	1,402,500
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017		1,525	1,637,364
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020		1,000	922,308
James River Escrow, Inc.†	7.875%	4/1/2019		2,000	1,690,000
Mirabela Nickel Ltd. (Australia)†(a)	8.75%	4/15/2018		1,500	1,222,500
Murray Energy Corp.†	10.25%	10/15/2015		1,000	960,000
Noranda Aluminum Acquisition Corp. PIK	4.417%#	5/15/2015		703	636,179
Novelis, Inc.	8.75%	12/15/2020		650	640,250
Patriot Coal Corp.	8.25%	4/30/2018		1,350	1,208,250
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.25%	4/15/2018		1,200	1,146,000
Quadra FNX Mining Ltd. (Canada)†(a)	7.75%	6/15/2019		1,500	1,458,750
SunCoke Energy, Inc.†	7.625%	8/1/2019		750	736,875
Thompson Creek Metals Co., Inc. (Canada)†(a)	7.375%	6/1/2018		300	271,500

Total					22,466,976

Monoline Insurance 0.18%

Fidelity National Financial, Inc.	6.60%	5/15/2017		1,000	1,054,732

Multi-Line Insurance 0.27%

AXA SA (France)†(a)	6.379%	—	(e)	550	382,250
Genworth Financial, Inc.	7.625%	9/24/2021		1,250	1,080,406
ZFS Finance USA Trust V†	6.50%	5/9/2037		145	126,150

Total					1,588,806

Oil Field Equipment & Services 1.34%

Basic Energy Services, Inc.†	7.75%	2/15/2019		1,000	955,000
Cameron International Corp.	6.375%	7/15/2018		475	559,149
Complete Production Services, Inc.	8.00%	12/15/2016		1,025	1,030,125
Dresser-Rand Group, Inc.†	6.50%	5/1/2021		1,250	1,181,250
Key Energy Services, Inc.	6.75%	3/1/2021		400	387,000
Oil States International, Inc.†	6.50%	6/1/2019		1,150	1,129,875
Precision Drilling Corp. (Canada)†(a)	6.50%	12/15/2021		250	247,500
Precision Drilling Corp. (Canada)(a)	6.625%	11/15/2020		375	367,500
SEACOR Holdings, Inc.	7.375%	10/1/2019		1,000	1,082,759
SESI LLC†	6.375%	5/1/2019		500	485,000
Trinidad Drilling Ltd. (Canada)†(a)	7.875%	1/15/2019		450	450,000

Total					7,875,158

Oil Refining & Marketing 0.32%

Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014		575	560,625
Tesoro Corp.	9.75%	6/1/2019		1,200	1,302,000

Total					1,862,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Packaging 2.62%

AEP Industries, Inc.	8.25%	4/15/2019	$1,800	$1,705,500
Ardagh Packaging Finance plc (Ireland)†(a)	7.375%	10/15/2017	1,200	1,152,000
Ardagh Packaging Finance plc (Ireland)†(a)	9.125%	10/15/2020	850	769,250
Ball Corp.	6.625%	3/15/2018	525	530,250
Ball Corp.	6.75%	9/15/2020	1,500	1,560,000
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,870	1,860,650
Graham Packaging Co. LP/GPC Capital Corp. I	8.25%	10/1/2018	825	833,250
Graham Packaging Co. LP/GPC Capital Corp. I	8.25%	1/1/2017	600	606,750
Packaging Dynamics Corp.†	8.75%	2/1/2016	750	738,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.75%	10/15/2016	975	982,312
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	9.00%	5/15/2018	725	616,250
Sealed Air Corp.†	6.875%	7/15/2033	1,000	871,509
Sealed Air Corp.	7.875%	6/15/2017	750	789,290
Sealed Air Corp.†	8.375%	9/15/2021	1,175	1,189,687
Solo Cup Co.	8.50%	2/15/2014	750	656,250
Solo Cup Co.	10.50%	11/1/2013	500	497,500

Total				15,359,198

Pharmaceuticals 0.52%

Axcan Intermediate Holdings, Inc.	12.75%	3/1/2016	825	837,375
Mylan, Inc.†	7.625%	7/15/2017	300	313,500
Mylan, Inc.†	7.875%	7/15/2020	550	577,500
Novartis Securities Investment Ltd.	5.125%	2/10/2019	550	650,265
Valeant Pharmaceuticals International†	6.75%	8/15/2021	750	653,437

Total				3,032,077

Printing & Publishing 0.31%

Deluxe Corp.	7.375%	6/1/2015	600	597,000
ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018	1,300	1,199,250

Total				1,796,250

Property & Casualty 0.29%

Liberty Mutual Group, Inc.†(g)	10.75%	6/15/2058	1,425	1,710,000

Railroads 0.37%

Florida East Coast Railway Corp.	8.125%	2/1/2017	1,500	1,462,500
Kansas City Southern de Mexico SA de CV (Mexico)(a)	6.125%	6/15/2021	700	700,000

Total				2,162,500

Real Estate Investment Trusts 0.89%

Developers Diversified Realty Corp.	7.875%	9/1/2020	790	838,219
DuPont Fabros Technology LP	8.50%	12/15/2017	675	702,000
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	11/12/2020	800	829,087

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

Health Care REIT, Inc.	6.125%	4/15/2020	$1,000	$1,044,630
Kilroy Realty LP	5.00%	11/3/2015	1,000	1,039,044
ProLogis	5.625%	11/15/2016	500	507,764
ProLogis LP	6.875%	3/15/2020	25	26,124
Ventas Realty LP/Ventas Capital Corp.	3.125%	11/30/2015	250	247,343

Total				5,234,211

Restaurants 0.69%

DineEquity, Inc.	9.50%	10/30/2018	2,250	2,244,375
Fiesta Restaurant Group†	8.875%	8/15/2016	330	322,575
Rare Restaurant Group LLC/RRG Finance Corp.†	9.25%	5/15/2014	550	396,000
Wendy’s/Arby’s Restaurants LLC	10.00%	7/15/2016	1,000	1,057,500

Total				4,020,450

Software/Services 1.69%

Ceridian Corp.	11.25%	11/15/2015	1,000	830,000
Fidelity National Information Services, Inc.	7.625%	7/15/2017	300	313,500
First Data Corp.†	7.375%	6/15/2019	325	290,063
First Data Corp.†	8.25%	1/15/2021	1,750	1,391,250
First Data Corp.†	12.625%	1/15/2021	989	736,805
Open Solutions, Inc.†	9.75%	2/1/2015	600	312,000
SERENA Software, Inc.	10.375%	3/15/2016	500	512,500
SunGard Data Systems, Inc.	7.375%	11/15/2018	1,600	1,496,000
SunGard Data Systems, Inc.	7.625%	11/15/2020	400	374,000
SunGard Data Systems, Inc.	10.25%	8/15/2015	3,000	3,045,000
Vangent, Inc.	9.625%	2/15/2015	575	602,312

Total				9,903,430

Specialty Retail 1.85%

Brookstone Co., Inc.†	13.00%	10/15/2014	528	374,880
Brown Shoe Co., Inc.	7.125%	5/15/2019	1,500	1,275,000
J. Crew Group, Inc.	8.125%	3/1/2019	1,000	842,500
Limited Brands, Inc.	7.00%	5/1/2020	1,000	1,055,000
Limited Brands, Inc.	7.60%	7/15/2037	400	386,000
Limited Brands, Inc.	8.50%	6/15/2019	650	737,750
PETCO Animal Supplies, Inc.†	9.25%	12/1/2018	1,500	1,507,500
QVC, Inc.†	7.125%	4/15/2017	1,000	1,050,000
QVC, Inc.†	7.375%	10/15/2020	1,200	1,284,000
Toys “R” Us Property Co. I LLC	10.75%	7/15/2017	1,150	1,221,875
Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	1,150	1,127,000

Total				10,861,505

Steel Producers/Products 0.97%

Algoma Acquisition Corp. (Canada)†(a)	9.875%	6/15/2015	1,075	838,500
Allegheny Ludlum Corp.	6.95%	12/15/2025	575	674,880
Allegheny Technologies, Inc.	9.375%	6/1/2019	800	1,008,455
Atkore International, Inc.†	9.875%	1/1/2018	1,250	1,137,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel Producers/Products (continued)

Essar Steel Algoma, Inc. (Canada)†(a)	9.375%	3/15/2015	$650	$578,500
JMC Steel Group†	8.25%	3/15/2018	750	708,750
Steel Dynamics, Inc.	7.625%	3/15/2020	750	752,813

Total				5,699,398

Support: Services 2.05%

AE Escrow Corp.†	9.75%	3/15/2020	400	386,000
ARAMARK Holdings Corp. PIK†	8.625%	5/1/2016	200	198,000
Audatex North America, Inc.†	6.75%	6/15/2018	1,000	997,500
Avis Budget Car Rental	9.625%	3/15/2018	1,500	1,492,500
B-Corp Merger Sub, Inc.†	8.25%	6/1/2019	325	294,125
Brambles USA, Inc.†	5.35%	4/1/2020	900	983,064
Diversey, Inc.	8.25%	11/15/2019	750	898,125
Expedia, Inc.	8.50%	7/1/2016	625	686,831
FTI Consulting, Inc.	6.75%	10/1/2020	1,000	970,000
FTI Consulting, Inc.	7.75%	10/1/2016	750	770,625
Hertz Corp. (The)	7.50%	10/15/2018	2,200	2,112,000
Iron Mountain, Inc.	7.75%	10/1/2019	800	798,000
PHH Corp.	9.25%	3/1/2016	350	361,375
RSC Equipment Rental, Inc./RSC Holdings III LLC	8.25%	2/1/2021	825	717,750
Travelport LLC/Travelport, Inc.	9.00%	3/1/2016	600	354,000

Total				12,019,895

Telecommunications Equipment 0.84%

Alcatel-Lucent USA, Inc.	6.45%	3/15/2029	1,250	1,043,750
Avaya, Inc.†	7.00%	4/1/2019	1,700	1,453,500
CommScope, Inc.†	8.25%	1/15/2019	2,500	2,450,000

Total				4,947,250

Telecommunications: Integrated/Services 3.56%

CenturyLink, Inc.	6.15%	9/15/2019	1,200	1,114,228
CenturyLink, Inc.	6.45%	6/15/2021	1,000	928,237
Cogent Communications Group, Inc.†	8.375%	2/15/2018	500	516,250
Dycom Investments, Inc.	7.125%	1/15/2021	1,170	1,134,900
EH Holding Corp.†	7.625%	6/15/2021	3,100	2,999,250
Equinix, Inc.	7.00%	7/15/2021	900	898,875
Equinix, Inc.	8.125%	3/1/2018	1,233	1,303,897
GCI, Inc.	6.75%	6/1/2021	575	544,812
Intelsat Jackson Holdings SA (Luxembourg)†(a)	7.50%	4/1/2021	1,650	1,538,625
Intelsat Luxembourg SA (Luxembourg)(a)	11.25%	2/4/2017	3,000	2,610,000
Level 3 Escrow, Inc.†	8.125%	7/1/2019	550	487,438
MasTec, Inc.	7.625%	2/1/2017	750	738,750
Qtel International Finance Ltd. (Qatar)†(a)	4.75%	2/16/2021	375	376,406
Qwest Communications International, Inc.	8.00%	10/1/2015	950	992,750
Telefonica Emisiones SAU (Spain)(a)	7.045%	6/20/2036	500	501,091
Telemar Norte Leste SA (Brazil)†(a)	5.50%	10/23/2020	634	608,640
Windstream Corp.	7.00%	3/15/2019	2,750	2,653,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Integrated/Services (continued)

Windstream Corp.	7.50%	4/1/2023	$1,000	$937,500

Total				20,885,399

Telecommunications: Wireless 4.04%

CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	2,000	2,140,000
Clearwire Communications LLC/Clearwire Finance, Inc.†	12.00%	12/1/2017	1,500	907,500
Cricket Communications, Inc.†	7.75%	10/15/2020	325	281,125
Digicel Group Ltd. (Jamaica)†(a)	10.50%	4/15/2018	1,000	995,000
GeoEye, Inc.	8.625%	10/1/2016	600	609,000
GeoEye, Inc.	9.625%	10/1/2015	1,500	1,642,500
Inmarsat Finance plc (United Kingdom)†(a)	7.375%	12/1/2017	1,000	1,007,500
MetroPCS Wireless, Inc.	6.625%	11/15/2020	1,725	1,522,312
MetroPCS Wireless, Inc.	7.875%	9/1/2018	1,250	1,218,750
NII Capital Corp.	8.875%	12/15/2019	925	968,938
NII Capital Corp.	10.00%	8/15/2016	900	990,000
SBA Telecommunications, Inc.	8.25%	8/15/2019	500	527,500
Sprint Capital Corp.	6.90%	5/1/2019	3,500	3,027,500
Sprint Nextel Corp.	8.375%	8/15/2017	1,725	1,612,875
Syniverse Holdings, Inc.	9.125%	1/15/2019	1,250	1,231,250
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%	10/1/2017	750	735,000
ViaSat, Inc.	8.875%	9/15/2016	1,000	1,020,000
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(a)	7.748%	2/2/2021	575	483,690
Wind Acquisition Finance SA (Italy)†(a)	7.25%	2/15/2018	1,000	856,250
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	2,225	1,902,375

Total				23,679,065

Theaters & Entertainment 0.69%

Cinemark USA, Inc.	7.375%	6/15/2021	650	617,500
Cinemark USA, Inc.	8.625%	6/15/2019	1,100	1,138,500
Lions Gate Entertainment, Inc.†	10.25%	11/1/2016	1,125	1,085,625
Live Nation Entertainment, Inc.†	8.125%	5/15/2018	1,250	1,206,250

Total				4,047,875

Transportation (Excluding Air/Rail) 0.33%

Asciano Finance Ltd. (Australia)†(a)	4.625%	9/23/2020	625	610,166
Commercial Barge Line Co.	12.50%	7/15/2017	475	507,063

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Transportation (Excluding Air/Rail) (continued)

Great Lakes Dredge & Dock Corp.	7.375%		2/1/2019	$900		$832,500

Total						1,949,729

Total High Yield Corporate Bonds (cost $486,335,203)						478,260,060

				Shares (000)
PREFERRED STOCKS 0.08%

Agency/Government Related 0.01%

Fannie Mae*	Zero Coupon			21		38,950

Banking 0.07%

U.S. Bancorp	3.50	%#		—	(b)	418,163

Total Preferred Stocks (cost $963,804)						457,113

	Exercise Price		Expiration Date
WARRANTS 0.02%

Auto Parts & Equipment 0.01%

Cooper-Standard Holdings, Inc.*	$27.33		11/27/2017	3		50,080

Media: Cable 0.01%

Charter Communications, Inc.*	46.86		11/30/2014	3		43,884

Total Warrants (cost $36,246)						93,964

Total Long-Term Investments (cost $577,408,796)						566,108,689

				Principal Amount (000)
SHORT-TERM INVESTMENT 2.44%

Repurchase Agreement

Repurchase Agreement dated 9/30/2011, 0.01% due 10/3/2011 with Fixed Income Clearing Corp. collateralized by $14,590,000 of Federal Home Loan Bank at 0.25% due 7/16/2012; value: $14,590,000; proceeds: $14,300,413 (cost $14,300,401)				$14,300		14,300,401

Total Investments in Securities 99.03% (cost $591,709,197)						580,409,090

Cash and Other Assets in Excess of Liabilities(h) 0.97%						5,709,300

Net Assets 100.00%						$586,118,390

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2011

ADR American Depositary Receipt.

EUR euro.

GBP British pound.

PIK Payment-in-kind.

*	Non-income producing security.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2011.
(a)	Foreign security traded in U.S. dollars.
(b)	Amount is less than 1,000 shares.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at September 30, 2011.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Defaulted security.
(g)	Debenture pays interest at an annual fixed rate of 10.75% through June 15, 2038. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 7.12% through June 15, 2058. This debenture is subject to full redemption at the option of the issuer any time prior to June 15, 2038.
(h)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on open futures contracts, as follows:

Open Futures Contracts at September 30, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2011	25	Short	$(3,252,344)	$(33,121)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO September 30, 2011

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 96.30%

COMMON STOCKS 53.71%

Aerospace & Defense 1.09%

GeoEye, Inc.*	3	$93,555
Hexcel Corp.*	28	620,480
Moog, Inc. Class A*	14	456,680

Total		1,170,715

Airlines 0.23%

United Continental Holdings, Inc.*	13	244,188

Auto Components 0.15%

Cooper-Standard Holdings, Inc.*	4	158,088

Automobiles 0.21%

Honda Motor Co., Ltd. ADR	8	224,455

Beverages 0.72%

PepsiCo, Inc.	13	773,750

Biotechnology 1.74%

Amgen, Inc.	9	467,075
BioMarin Pharmaceutical, Inc.*	8	254,960
Celgene Corp.*	15	928,800
Human Genome Sciences, Inc.*	18	228,420

Total		1,879,255

Capital Markets 0.94%

Franklin Resources, Inc.	5	478,200
Legg Mason, Inc.	4	114,152
State Street Corp.	7	225,120
T. Rowe Price Group, Inc.	4	191,080

Total		1,008,552

Chemicals 2.13%

Celanese Corp. Series A	10	325,300
CF Industries Holdings, Inc.	2	185,085
Dow Chemical Co. (The)	15	336,900
LyondellBasell Industries NV Class A (Netherlands)(a)	13	308,795
Monsanto Co.	8	450,300
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	5	216,100
Rockwood Holdings, Inc.*	14	471,660

Total		2,294,140

Commercial Banks 2.09%

Huntington Bancshares, Inc.	33	158,400
PNC Financial Services Group, Inc. (The)	5	240,950
Regions Financial Corp.	40	133,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO September 30, 2011

Investments	Shares (000)	Fair Value
Commercial Banks (continued)

U.S. Bancorp	30	$706,200
Wells Fargo & Co.	35	844,200
Zions Bancorporation	12	168,840

Total		2,251,790

Communications Equipment 0.93%

Aruba Networks, Inc.*	20	418,200
QUALCOMM, Inc.	12	583,560

Total		1,001,760

Computers & Peripherals 2.91%

Apple, Inc.*	5	1,715,310
Fortinet, Inc.*	20	336,000
Hewlett-Packard Co.	10	224,500
International Business Machines Corp.	4	612,605
QLogic Corp.*	20	253,600

Total		3,142,015

Consumer Finance 0.40%

Capital One Financial Corp.	11	435,930

Distributors 0.47%

Genuine Parts Co.	10	508,000

Diversified Financial Services 1.44%

Bank of America Corp.	90	550,800
Fannie Mae*	11	2,618
JPMorgan Chase & Co.	33	993,960

Total		1,547,378

Diversified Telecommunication Services 2.53%

AT&T, Inc.	42	1,197,840
CenturyLink, Inc.	21	684,127
Verizon Communications, Inc.	17	607,200
Windstream Corp.	20	233,200

Total		2,722,367

Electric: Utilities 0.50%

UniSource Energy Corp.	15	541,350

Electrical Equipment 1.49%

A123 Systems, Inc.*	18	61,920
AMETEK, Inc.	5	173,093
Cooper Industries plc	5	230,600
Emerson Electric Co.	18	743,580
Rockwell Automation, Inc.	7	392,000

Total		1,601,193

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO September 30, 2011

Investments	Shares (000)	Fair Value
Energy Equipment & Services 0.66%

Cameron International Corp.*	9	$353,090
Schlumberger Ltd.	6	358,380

Total		711,470

Food & Staples Retailing 1.61%

CVS Caremark Corp.	12	386,170
Ingles Markets, Inc. Class A	32	449,984
SUPERVALU, INC.	18	119,880
Wal-Mart Stores, Inc.	15	778,500

Total		1,734,534

Food Products 1.72%

Archer Daniels Midland Co.	25	626,105
H.J. Heinz Co.	8	378,600
Kellogg Co.	9	452,115
Kraft Foods, Inc. Class A	12	402,960

Total		1,859,780

Hotels, Restaurants & Leisure 1.51%

Marriott International, Inc. Class A	12	326,880
McDonald’s Corp.	12	1,009,930
Starwood Hotels & Resorts Worldwide, Inc.	8	291,150

Total		1,627,960

Household Products 0.82%

Procter & Gamble Co. (The)	14	884,520

Industrial Conglomerates 0.89%

3M Co.	7	502,530
General Electric Co.	30	457,200

Total		959,730

Information Technology Services 0.44%

SAIC, Inc.*	40	472,400

Insurance 0.32%

MetLife, Inc.	13	350,125

Machinery 3.05%

Actuant Corp. Class A	30	592,500
Caterpillar, Inc.	5	332,280
Danaher Corp.	15	629,100
Dover Corp.	4	163,100
Pall Corp.	14	593,600
Parker Hannifin Corp.	5	315,650
Snap-on, Inc.	15	666,000

Total		3,292,230

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO September 30, 2011

Investments	Shares (000)	Fair Value
Media 1.51%

Belo Corp. Class A	36	$176,040
Charter Communications, Inc. Class A*	3	155,040
Interpublic Group of Cos., Inc. (The)	45	324,000
Omnicom Group, Inc.	8	294,720
Time Warner, Inc.	10	299,700
Walt Disney Co. (The)	13	377,000

Total		1,626,500

Metals & Mining 0.17%

Freeport-McMoRan Copper & Gold, Inc.	3	91,350
Titanium Metals Corp.	6	89,880

Total		181,230

Multi-Line Retail 1.14%

Kohl’s Corp.	10	491,000
Target Corp.	15	735,600

Total		1,226,600

Oil, Gas & Consumable Fuels 8.40%

Chevron Corp.	26	2,414,772
ConocoPhillips	25	1,583,000
Continental Resources, Inc.*	15	725,550
El Paso Corp.	49	847,780
EOG Resources, Inc.	8	532,575
Exxon Mobil Corp.	20	1,452,600
Hess Corp.	9	477,386
Marathon Oil Corp.	12	258,960
Marathon Petroleum Corp.	6	162,360
Petroleo Brasileiro SA ADR	17	341,880
Whiting Petroleum Corp.*	8	263,100

Total		9,059,963

Pharmaceuticals 4.71%

Bristol-Myers Squibb Co.	27	847,260
Johnson & Johnson	19	1,210,490
Merck & Co., Inc.	12	392,520
Mylan, Inc.*	53	901,578
Pfizer, Inc.	57	1,007,760
Salix Pharmaceuticals Ltd.*	7	207,200
Teva Pharmaceutical Industries Ltd. ADR	14	507,160

Total		5,073,968

Real Estate Investment Trusts 0.35%

Plum Creek Timber Co., Inc.	11	381,810

Road & Rail 0.92%

Kansas City Southern*	6	299,760

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO September 30, 2011

Investments			Shares (000)	Fair Value
Road & Rail (continued)

Union Pacific Corp.			9	$694,195

Total				993,955

Semiconductors & Semiconductor Equipment 0.86%

Broadcom Corp. Class A*			9	282,965
Intel Corp.			21	447,930
PMC-Sierra, Inc.*			33	197,340

Total				928,235

Software 4.32%

Adobe Systems, Inc.*			17	410,890
Blackboard, Inc.*			7	290,290
Citrix Systems, Inc.*			4	190,855
Informatica Corp.*			10	409,500
Microsoft Corp.			52	1,294,280
Nuance Communications, Inc.*			24	478,460
Oracle Corp.			23	661,020
Sourcefire, Inc.*			12	321,120
Synchronoss Technologies, Inc.*			12	298,920
Websense, Inc.*			18	302,750

Total				4,658,085

Specialty Retail 0.34%

Best Buy Co., Inc.			5	104,850
Home Depot, Inc. (The)			8	262,960

Total				367,810

Total Common Stocks (cost $56,759,905)				57,895,831

	Exercise Price	Expiration Date
CONTINGENT VALUE RIGHT 0.00%

Pharmaceuticals

Sanofi* (cost $7,062)	— (b)	12/31/2020	3	3,180

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 6.37%

Automobiles 0.30%

Ford Motor Co.	4.25%	11/15/2016	$250	325,937

Beverages 0.34%

Molson Coors Brewing Co.	2.50%	7/30/2013	350	369,687

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Biotechnology 1.26%

BioMarin Pharmaceutical, Inc.	1.875%	4/23/2017	$225	$375,750
Gilead Sciences, Inc.	0.625%	5/1/2013	700	803,250
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	150	172,875

Total				1,351,875

Computers & Peripherals 0.77%

EMC Corp.	1.75%	12/1/2013	225	318,656
NetApp, Inc.	1.75%	6/1/2013	250	304,375
SanDisk Corp.	1.50%	8/15/2017	200	209,750

Total				832,781

Electrical Equipment 0.40%

Roper Industries, Inc.	Zero Coupon	1/15/2034	500	433,750

Energy Equipment & Services 0.16%

SunPower Corp.	4.75%	4/15/2014	200	175,000

Health Care Providers & Services 0.50%

Five Star Quality Care, Inc.	3.75%	10/15/2026	575	538,344

Information Technology Services 0.21%

CACI International, Inc.	2.125%	5/1/2014	200	221,000

Metals & Mining 0.73%

Newmont Mining Corp.	1.25%	7/15/2014	450	657,562
Newmont Mining Corp.	3.00%	2/15/2012	90	124,763

Total				782,325

Professional Services 0.23%

FTI Consulting, Inc.	3.75%	7/15/2012	200	246,750

Semiconductors & Semiconductor Equipment 0.84%

Intel Corp.	2.95%	12/15/2035	500	509,375
Xilinx, Inc.	2.625%	6/15/2017	350	399,875

Total				909,250

Software 0.27%

Symantec Corp.	1.00%	6/15/2013	250	285,938

Wireless Telecommunication Services 0.36%

SBA Communications Corp.	4.00%	10/1/2014	300	389,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO September 30, 2011

Investments	Interest Rate		Shares (000)		Fair Value
Total Convertible Bonds (cost $7,013,834)					$6,862,262

CONVERTIBLE PREFERRED STOCKS 4.66%

Auto Components 0.06%

Autoliv, Inc. (Sweden)(a)	8.00%		—	(c)	46,652
Cooper-Standard Holdings, Inc. PIK*	7.00%		—	(c)	20,776

Total					67,428

Automobiles 0.21%

General Motors Co.	4.75%		7		228,020

Capital Markets 0.67%

AMG Capital Trust I	5.10%		17		720,375

Commercial Banks 0.97%

Fifth Third Bancorp	8.50%		5		575,595
Wells Fargo & Co.	7.50%		—	(c)	464,877

Total					1,040,472

Communications Equipment 0.08%

Lucent Technologies Capital Trust I	7.75%		—	(c)	81,775

Diversified Financial Services 0.44%

Citigroup, Inc.	7.50%		6		477,780

Electric: Utilities 0.57%

NextEra Energy, Inc.	8.375%		13		618,750

Food Products 0.51%

Bunge Ltd.	4.875%		6		546,000

Insurance 0.44%

Hartford Financial Services Group, Inc. (The)	7.25%		10		192,600
MetLife, Inc.	5.00%		5		282,800

Total					475,400

Oil, Gas & Consumable Fuels 0.71%

Apache Corp.	6.00%		15		767,550

Total Convertible Preferred Stocks (cost $5,364,783)					5,023,550

		Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(d) 0.66%

Diversified Financial Services 0.21%

Nuveen Investments, Inc. 2nd Lien Term Loan	12.50%	7/31/2015	$225		232,313

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software 0.45%

Nuance Communications, Inc. Term Loan C	3.24%	3/31/2016	$495	$482,475

Total Floating Rate Loans (cost $688,697)				714,788

			Shares (000)
FOREIGN COMMON STOCKS(e) 3.41%

France 0.37%

Automobiles 0.16%
Renault SA			5	177,111

Electrical Equipment 0.21%
Alstom SA			7	224,377

Total France				401,488

Germany 0.76%

Air Freight & Logistics 0.22%
Deutsche Post AG Registered Shares			18	230,041

Household Products 0.24%
Henkel KGaA			6	259,152

Software 0.30%
SAP AG			6	324,170

Total Germany				813,363

Norway 0.34%

Commercial Banks
DnB NOR ASA			37	366,755

Switzerland 1.10%

Chemicals 0.27%
Syngenta AG Registered Shares*			1	285,855

Food Products 0.29%
Nestle SA Registered Shares			6	315,177

Pharmaceuticals 0.54%
Roche Holding Ltd. AG			4	582,412

Total Switzerland				1,183,444

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO September 30, 2011

Investments			Shares (000)	Fair Value
United Kingdom 0.84%

Metals & Mining 0.32%

Anglo American plc			6	$197,553
Vedanta Resources plc			9	148,091

Total				345,644

Wireless Telecommunication Services 0.52%
Vodafone Group plc			217	560,128

Total United Kingdom				905,772

Total Foreign Common Stocks (cost $4,071,244)				3,670,822

	Interest Rate	Maturity Date	Principal Amount (000)
HIGH YIELD CORPORATE BONDS 27.45%

Aerospace & Defense 0.17%

GeoEye, Inc.	9.625%	10/1/2015	$150	164,250
Huntington Ingalls Industries, Inc.†	7.125%	3/15/2021	25	23,313

Total				187,563

Airlines 0.30%

United Airlines, Inc.†	9.875%	8/1/2013	315	324,450

Auto Components 0.14%

Dana Holding Corp.	6.75%	2/15/2021	100	95,500
Goodyear Tire & Rubber Co. (The)	10.50%	5/15/2016	49	53,288

Total				148,788

Automobiles 0.49%

Chrysler Group LLC/CG Co-Issuer, Inc.†	8.25%	6/15/2021	200	155,000
TRW Automotive, Inc.†	8.875%	12/1/2017	350	374,500

Total				529,500

Building Products 0.11%

New Enterprise Stone & Lime Co., Inc.†	11.00%	9/1/2018	150	119,625

Capital Markets 0.75%

Nuveen Investments, Inc.	10.50%	11/15/2015	500	463,750
Pinafore LLC/Pinafore, Inc.†	9.25%	10/1/2018	45	46,350
Raymond James Financial, Inc.	8.60%	8/15/2019	250	298,845

Total				808,945

Chemicals 0.77%

Chemtura Corp.	7.875%	9/1/2018	300	295,500
Dow Chemical Co. (The)	8.55%	5/15/2019	118	151,375
INEOS Group Holdings plc (United Kingdom)†(a)	8.50%	2/15/2016	275	204,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Chemicals (continued)

Lyondell Chemical Co.†	8.00%	11/1/2017		$160	$173,200

Total					824,950

Commercial Banks 0.37%

SVB Financial Group	5.375%	9/15/2020		125	130,146
Zions Bancorporation	7.75%	9/23/2014		250	263,729

Total					393,875

Commercial Services & Supplies 1.09%

Bunge NA Finance LP	5.90%	4/1/2017		175	191,393
Clean Harbors, Inc.	7.625%	8/15/2016		125	130,937
First Data Corp.†	8.25%	1/15/2021		224	178,080
First Data Corp.	9.875%	9/24/2015		51	42,968
First Data Corp.†	12.625%	1/15/2021		224	166,880
International Lease Finance Corp.	6.25%	5/15/2019		75	65,284
International Lease Finance Corp.	8.25%	12/15/2020		50	49,125
International Lease Finance Corp.	8.75%#	3/15/2017		225	226,687
Iron Mountain, Inc.	7.75%	10/1/2019		125	124,688

Total					1,176,042

Communications Equipment 1.29%

Avaya, Inc.†	7.00%	4/1/2019		300	256,500
Brocade Communications Systems, Inc.	6.625%	1/15/2018		600	613,500
Brocade Communications Systems, Inc.	6.875%	1/15/2020		150	153,937
CommScope, Inc.†	8.25%	1/15/2019		375	367,500

Total					1,391,437

Consumer Finance 0.12%

Springleaf Finance Corp.	6.90%	12/15/2017		175	126,875

Containers & Packaging 1.17%

AEP Industries, Inc.	8.25%	4/15/2019		250	236,875
Ardagh Packaging Finance plc (Ireland)†(a)	7.375%	10/15/2017		200	192,000
Ardagh Packaging Finance plc (Ireland)†(a)	9.125%	10/15/2020		200	181,000
Ball Corp.	6.75%	9/15/2020		150	156,000
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026		350	348,250
Sealed Air Corp.†	8.375%	9/15/2021		150	151,875

Total					1,266,000

Diversified Financial Services 1.21%

Capital One Capital VI	8.875%	5/15/2040		400	407,893
New York City Industrial Development Agency†	11.00%	3/1/2029		200	244,332
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018		250	240,625
RBS Global, Inc./Rexnord LLC	11.75%	8/1/2016		325	333,125
Wachovia Capital Trust III	5.57%#	—	(f)	100	82,375

Total					1,308,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Telecommunication Services 1.24%

Intelsat Luxembourg SA (Luxembourg)(a)	11.25%	2/4/2017	$450	$391,500
SBA Telecommunications, Inc.	8.25%	8/15/2019	300	316,500
Windstream Corp.	7.00%	3/15/2019	650	627,250

Total				1,335,250

Electric: Utilities 0.28%

Ameren Illinois Co.	9.75%	11/15/2018	150	202,326
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.†	11.50%	10/1/2020	125	100,625

Total				302,951

Energy Equipment & Services 0.07%

Dresser-Rand Group, Inc.†	6.50%	5/1/2021	75	70,875

Food Products 0.22%

Blue Merger Sub, Inc.†	7.625%	2/15/2019	125	106,250
Corn Products International, Inc.	4.625%	11/1/2020	125	131,836

Total				238,086

Health Care Equipment & Supplies 0.61%

Bausch & Lomb, Inc.	9.875%	11/1/2015	450	453,375
Biomet, Inc.	10.00%	10/15/2017	200	207,000

Total				660,375

Health Care Providers & Services 1.09%

Community Health Systems, Inc.	8.875%	7/15/2015	350	344,750
HCA, Inc.	7.50%	2/15/2022	275	254,375
STHI Holding Corp.†	8.00%	3/15/2018	100	97,000
United Surgical Partners International, Inc. PIK	9.25%	5/1/2017	250	251,250
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	250	230,625

Total				1,178,000

Hotels, Restaurants & Leisure 1.17%

Caesar’s Entertainment Operating Co., Inc.	5.625%	6/1/2015	200	121,000
Hyatt Hotels Corp.†	5.75%	8/15/2015	355	378,652
Marina District Finance Co., Inc.	9.875%	8/15/2018	300	252,000
River Rock Entertainment Authority (The)	9.75%	11/1/2011	20	14,750
Station Casinos, Inc.(g)	6.50%	2/1/2014	250	25
Wendy’s/Arby’s Restaurants LLC	10.00%	7/15/2016	250	264,375
Wyndham Worldwide Corp.	5.75%	2/1/2018	150	153,387
Wynn Las Vegas LLC/Capital Corp.	7.75%	8/15/2020	75	79,125

Total				1,263,314

Household Durables 0.21%

Armored AutoGroup, Inc.†	9.25%	11/1/2018	75	60,562

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Household Durables (continued)

Lennar Corp.	12.25%	6/1/2017	$150	$165,750

Total				226,312

Independent Power Producers & Energy Traders 0.41%

AES Corp. (The)†	7.375%	7/1/2021	120	114,000
AES Corp. (The)	8.00%	10/15/2017	325	328,250

Total				442,250

Industrial Conglomerates 0.26%

Park-Ohio Industries, Inc.	8.125%	4/1/2021	300	282,000

Information Technology Services 1.02%

SunGard Data Systems, Inc.	7.375%	11/15/2018	150	140,250
SunGard Data Systems, Inc.	7.625%	11/15/2020	100	93,500
SunGard Data Systems, Inc.	10.25%	8/15/2015	850	862,750

Total				1,096,500

Insurance 0.22%

Liberty Mutual Group, Inc.†(h)	10.75%	6/15/2058	200	240,000

Internet Software & Services 0.12%

Equinix, Inc.	7.00%	7/15/2021	125	124,844

Leisure Equipment & Products 0.54%

Expedia, Inc.	8.50%	7/1/2016	150	164,839
Speedway Motorsports, Inc.	8.75%	6/1/2016	400	419,000

Total				583,839

Media 2.43%

Affinion Group, Inc.	11.50%	10/15/2015	475	372,875
AMC Networks, Inc.†	7.75%	7/15/2021	150	154,500
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	200	209,000
Cumulus Media, Inc.†	7.75%	5/1/2019	200	169,500
DISH DBS Corp.†	6.75%	6/1/2021	400	384,000
EH Holding Corp.†	7.625%	6/15/2021	321	310,567
Gray Television, Inc.	10.50%	6/29/2015	150	136,500
Mediacom Broadband LLC	8.50%	10/15/2015	500	500,000
Mediacom Communications Corp.	9.125%	8/15/2019	100	100,000
WMG Acquisition Corp.	9.50%	6/15/2016	100	101,750
WMG Acquisition Corp.†	11.50%	10/1/2018	200	185,000

Total				2,623,692

Metals & Mining 0.77%

Arch Coal, Inc.†	7.25%	6/15/2021	300	290,250
Cliffs Natural Resources, Inc.	5.90%	3/15/2020	150	159,382
FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	6.875%	2/1/2018	125	110,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Mining (continued)

Mirabela Nickel Ltd. (Australia)†(a)	8.75%	4/15/2018	$150	$122,250
Noranda Aluminum Acquisition Corp. PIK	4.417%#	5/15/2015	158	143,110

Total				825,617

Multi-Line Retail 0.32%

Macy’s Retail Holdings, Inc.	8.125%	7/15/2015	300	349,566

Multi-Utilities 0.67%

Black Hills Corp.	9.00%	5/15/2014	350	403,365
NiSource Finance Corp.	10.75%	3/15/2016	250	324,443

Total				727,808

Oil, Gas & Consumable Fuels 4.39%

Antero Resources Finance Corp.†	7.25%	8/1/2019	150	143,250
Chaparral Energy, Inc.	8.25%	9/1/2021	500	458,750
Concho Resources, Inc.	7.00%	1/15/2021	150	150,000
CONSOL Energy, Inc.	8.25%	4/1/2020	400	423,000
Continental Resources, Inc.	8.25%	10/1/2019	750	806,250
El Paso Corp.	7.00%	6/15/2017	500	562,583
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	200	182,000
Forest Oil Corp.	7.25%	6/15/2019	200	198,000
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	300	337,545
LINN Energy LLC/LINN Energy Finance Corp.	7.75%	2/1/2021	150	150,750
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	200	192,500
Oasis Petroleum, Inc.†	7.25%	2/1/2019	275	268,125
OGX Petroleo e Gas Participacoes SA (Brazil)†(a)	8.50%	6/1/2018	225	203,625
SandRidge Energy, Inc.†	7.50%	3/15/2021	175	161,875
SM Energy Co.†	6.625%	2/15/2019	200	200,000
Tennessee Gas Pipeline Co.	7.00%	10/15/2028	250	293,885

Total				4,732,138

Paper & Forest Products 0.18%

Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	200	195,000

Personal Products 0.19%

Elizabeth Arden, Inc.	7.375%	3/15/2021	200	201,000

Pharmaceuticals 0.26%

Mylan, Inc.†	7.625%	7/15/2017	50	52,250
Mylan, Inc.†	7.875%	7/15/2020	50	52,500
Valeant Pharmaceuticals International†	6.75%	8/15/2021	200	174,250

Total				279,000

Real Estate Investment Trusts 0.12%

Host Hotels & Resorts LP	6.375%	3/15/2015	125	125,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Management & Development 0.34%

ProLogis LP	6.875%	3/15/2020	$350	$365,730

Road & Rail 0.25%

Florida East Coast Railway Corp.	8.125%	2/1/2017	225	219,375
Kansas City Southern de Mexico SA de CV (Mexico)(a)	6.125%	6/15/2021	50	50,000

Total				269,375

Semiconductors & Semiconductor Equipment 0.09%

Sensata Technologies BV (Netherlands)†(a)	6.50%	5/15/2019	100	95,500

Specialty Retail 0.55%

Brookstone Co., Inc.†	13.00%	10/15/2014	196	139,160
Limited Brands, Inc.	8.50%	6/15/2019	400	454,000

Total				593,160

Textiles, Apparel & Luxury Goods 0.28%

Polymer Group, Inc.†	7.75%	2/1/2019	300	300,750

Thrifts & Mortgage Finance 0.00%

Washington Mutual Bank(g)	6.875%	6/15/2011	275	963

Tobacco 0.10%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	9.00%	5/15/2018	125	106,250

Transportation Infrastructure 0.14%

Asciano Finance Ltd. (Australia)†(a)	4.625%	9/23/2020	150	146,440

Wireless Telecommunication Services 0.93%

Clearwire Communications LLC/Clearwire Finance, Inc.†	12.00%	12/1/2017	250	151,250
Intelsat Jackson Holdings SA (Luxembourg)†(a)	7.50%	4/1/2021	200	186,500
Intelsat Jackson Holdings SA (Luxembourg)(a)	11.25%	6/15/2016	100	102,250
Sprint Capital Corp.	6.90%	5/1/2019	350	302,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Wireless Telecommunication Services (continued)

Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	$310		$265,050

Total					1,007,800

Total High Yield Corporate Bonds (cost $30,604,332)					29,595,785

			Shares (000)
PREFERRED STOCK 0.02%

Thrifts & Mortgage Finance
Fannie Mae* (cost $213,465)	Zero Coupon		9		16,150

	Exercise Price	Expiration Date
WARRANTS 0.02%

Auto Components 0.01%

Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	—	(c)	8,340

Media 0.01%

Charter Communications, Inc.*	46.86	11/30/2014	1		16,867

Total Warrants (cost $8,558)					25,207

Total Long-Term Investments (cost $104,731,880)					103,807,575

			Principal Amount (000)
SHORT-TERM INVESTMENT 3.18%

Repurchase Agreement

Repurchase Agreement dated 9/30/2011, 0.01% due 10/3/2011 with Fixed Income Clearing Corp. collateralized by $3,500,000 of Federal Home Loan Bank at 0.25% due 7/16/2012; value: $3,500,000; proceeds: $3,427,788 (cost $3,427,786)			$3,428		3,427,786

Total Investments in Securities 99.48% (cost $108,159,666)					107,235,361

Foreign Cash and Other Assets in Excess of Liabilities 0.52%					565,101

Net Assets 100.00%					$107,800,462

ADR American Depositary Receipt.

PIK Payment-in-kind.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO September 30, 2011

#	Variable rate security. The interest rate represents the rate in effect at September 30, 2011.
(a)	Foreign security traded in U.S. dollars.
(b)	Contingent Value Right entitles the holder to receive cash payments if specified milestones are achieved.
(c)	Amount is less than 1,000 shares.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at September 30, 2011.
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted security.
(h)	Debenture pays interest at an annual fixed rate of 10.75% through June 15, 2038. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 7.12% through June 15, 2058. This debenture is subject to full redemption at the option of the issuer any time prior to June 15, 2038.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO September 30, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 95.18%

Aerospace & Defense 4.18%

Boeing Co. (The)	2,570	$155
Goodrich Corp.	2,599	314
Honeywell International, Inc.	4,096	180
Precision Castparts Corp.	1,633	254
United Technologies Corp.	4,467	314

Total		1,217

Airlines 0.13%

AMR Corp.*	13,077	39

Automobiles 0.32%

General Motors Co.*	4,673	94

Beverages 3.07%

Coca-Cola Co. (The)	7,439	503
PepsiCo, Inc.	6,301	390

Total		893

Biotechnology 1.24%

Celgene Corp.*	2,732	169
Gilead Sciences, Inc.*	1,896	74
Human Genome Sciences, Inc.*	9,291	118

Total		361

Capital Markets 3.06%

Franklin Resources, Inc.	491	47
Goldman Sachs Group, Inc. (The)	4,201	397
Morgan Stanley	12,070	163
State Street Corp.	1,876	60
T. Rowe Price Group, Inc.	4,635	222

Total		889

Chemicals 3.86%

Celanese Corp. Series A	4,992	163
CF Industries Holdings, Inc.	554	68
Dow Chemical Co. (The)	11,563	260
E.I. du Pont de Nemours & Co.	3,452	138
LyondellBasell Industries NV Class A (Netherlands)(a)	3,521	86
Monsanto Co.	2,635	158
Mosaic Co. (The)	1,020	50
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	4,634	200

Total		1,123

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO September 30, 2011

Investments	Shares	Fair Value (000)
Commercial Banks 4.30%

Fifth Third Bancorp	18,248	$184
PNC Financial Services Group, Inc. (The)	4,621	223
Regions Financial Corp.	23,055	77
SunTrust Banks, Inc.	5,863	105
U.S. Bancorp	10,370	244
Wells Fargo & Co.	17,295	417

Total		1,250

Communications Equipment 2.08%

Cisco Systems, Inc.	4,519	70
QUALCOMM, Inc.	11,020	536

Total		606

Computers & Peripherals 6.92%

Apple, Inc.*	3,752	1,430
Dell, Inc.*	17,775	251
EMC Corp.*	14,527	305
Hewlett-Packard Co.	1,140	26

Total		2,012

Construction & Engineering 0.62%

Fluor Corp.	3,860	180

Consumer Finance 1.08%

Capital One Financial Corp.	7,962	316

Diversified Financial Services 2.17%

Bank of America Corp.	16,631	102
Citigroup, Inc.	5,940	152
JPMorgan Chase & Co.	12,490	376

Total		630

Diversified Telecommunication Services 2.83%

AT&T, Inc.	11,189	319
CenturyLink, Inc.	6,463	214
Verizon Communications, Inc.	7,855	289

Total		822

Electric: Utilities 0.66%

NextEra Energy, Inc.	1,848	100
Progress Energy, Inc.	1,765	91

Total		191

Electrical Equipment 1.09%

Emerson Electric Co.	7,645	316

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO September 30, 2011

Investments	Shares	Fair Value (000)
Electronic Equipment, Instruments & Components 0.37%

Corning, Inc.	8,780	$109

Energy Equipment & Services 2.01%

National Oilwell Varco, Inc.	1,920	98
Schlumberger Ltd.	6,584	393
Weatherford International Ltd. (Switzerland)*(a)	7,754	95

Total		586

Food & Staples Retailing 0.86%

CVS Caremark Corp.	5,606	188

Food & Staples Retailing

Wal-Mart Stores, Inc.	1,189	62

Total		250

Food Products 1.09%

Kellogg Co.	5,964	317

Health Care Equipment & Supplies 1.21%

Baxter International, Inc.	6,262	352

Health Care Providers & Services 3.64%

Express Scripts, Inc.*	8,086	300
HCA Holdings, Inc.*	4,277	86
Medco Health Solutions, Inc.*	3,656	171
UnitedHealth Group, Inc.	9,513	439
WellPoint, Inc.	954	62

Total		1,058

Hotels, Restaurants & Leisure 3.25%

Carnival Corp.	4,018	122
Gaylord Entertainment Co.*	883	17
Hyatt Hotels Corp. Class A*	3,675	115
Marriott International, Inc. Class A	3,643	99
MGM Resorts International*	24,340	226
Starwood Hotels & Resorts Worldwide, Inc.	2,842	111
Wynn Resorts Ltd.	2,214	255

Total		945

Household Products 2.98%

Colgate-Palmolive Co.	3,438	305
Procter & Gamble Co. (The)	8,900	562

Total		867

Industrial Conglomerates 1.22%

General Electric Co.	23,203	354

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO September 30, 2011

Investments	Shares	Fair Value (000)
Information Technology Services 0.46%

MasterCard, Inc. Class A	424	$134

Insurance 1.83%

Chubb Corp. (The)	2,634	158
MetLife, Inc.	5,781	162
Prudential Financial, Inc.	4,533	212

Total		532

Internet & Catalog Retail 0.17%

Amazon.com, Inc.*	234	50

Internet Software & Services 2.86%

Google, Inc. Class A*	1,203	619
Monster Worldwide, Inc.*	29,569	212

Total		831

Machinery 2.01%

Caterpillar, Inc.	1,656	122
Dover Corp.	3,454	161
Eaton Corp.	2,512	89
PACCAR, Inc.	5,125	173
Parker Hannifin Corp.	613	39

Total		584

Media 1.97%

Interpublic Group of Cos., Inc. (The)	30,965	223
Time Warner, Inc.	6,199	186
Walt Disney Co. (The)	5,463	164

Total		573

Metals & Mining 1.88%

Freeport-McMoRan Copper & Gold, Inc.	7,287	222
Newmont Mining Corp.	2,244	141
Reliance Steel & Aluminum Co.	2,189	74
United States Steel Corp.	5,028	111

Total		548

Multi-Line Retail 0.92%

Macy’s, Inc.	2,880	76
Target Corp.	3,897	191

Total		267

Multi-Utilities 0.80%

Dominion Resources, Inc.	2,612	133
PG&E Corp.	2,346	99

Total		232

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO September 30, 2011

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 9.48%

Anadarko Petroleum Corp.	3,601	$227
Apache Corp.	2,055	165
Cabot Oil & Gas Corp.	1,308	81
Chevron Corp.	4,807	445
Continental Resources, Inc.*	2,471	119
Devon Energy Corp.	1,779	99
EOG Resources, Inc.	859	61
EQT Corp.	1,180	63
Exxon Mobil Corp.	7,850	570
Hess Corp.	5,049	265
Noble Energy, Inc.	1,065	75
Occidental Petroleum Corp.	2,583	185
Range Resources Corp.	1,143	67
Southwestern Energy Co.*	2,573	86
Suncor Energy, Inc. (Canada)(a)	9,840	250

Total		2,758

Pharmaceuticals 5.98%

Abbott Laboratories	4,400	225
Johnson & Johnson	9,894	630
Merck & Co., Inc.	10,813	354
Pfizer, Inc.	29,959	530

Total		1,739

Real Estate Investment Trusts 0.66%

Host Hotels & Resorts, Inc.	17,653	193

Road & Rail 2.32%

Hertz Global Holdings, Inc.*	17,563	156
Union Pacific Corp.	6,352	519

Total		675

Semiconductors & Semiconductor Equipment 1.84%

Broadcom Corp. Class A*	3,533	118
Intel Corp.	7,565	161
Micron Technology, Inc.*	24,068	121
Texas Instruments, Inc.	5,018	134

Total		534

Software 4.44%

Activision Blizzard, Inc.	4,534	54
Adobe Systems, Inc.*	8,955	216
Microsoft Corp.	18,946	472
Oracle Corp.	9,257	266
VMware, Inc. Class A*	3,511	282

Total		1,290

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO September 30, 2011

Investments	Shares	Fair Value (000)
Specialty Retail 2.33%

Dick’s Sporting Goods, Inc.*	11,533	$386
Home Depot, Inc. (The)	8,919	293

Total		679

Textiles, Apparel & Luxury Goods 0.20%

PVH Corp.	974	57

Tobacco 0.79%

Altria Group, Inc.	8,585	230

Total Common Stocks (cost $27,996,192)		27,683

	Principal Amount (000)
SHORT-TERM INVESTMENT 4.97%

Repurchase Agreement
Repurchase Agreement dated 9/30/2011, 0.01% due 10/3/2011 with Fixed Income Clearing Corp. collateralized by $1,435,000 of U.S. Treasury Note at 1.50% due 12/31/2013; value: $1,478,050; proceeds: $1,445,544 (cost $1,445,543)	$1,446	1,446

Total Investments in Securities 100.15% (cost $29,441,735)		29,129

Liabilities in Excess of Other Assets (0.15%)		(44)

Net Assets 100.00%		$29,085

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS 106.06%

Aerospace & Defense 3.13%

BE Aerospace, Inc.*	43	$1,424
HEICO Corp.	26	1,280
Hexcel Corp.*	174	3,856

Total		6,560

Automobiles 0.55%

Tesla Motors, Inc.*	47	1,146

Biotechnology 9.73%

Amarin Corp. plc ADR*	286	2,631
BioMarin Pharmaceutical, Inc.*	90	2,868
Cepheid, Inc.*	125	4,854
Cubist Pharmaceuticals, Inc.*	125	4,415
Genomic Health, Inc.*	76	1,671
Human Genome Sciences, Inc.*	98	1,244
Incyte Corp.*	127	1,774
Onyx Pharmaceuticals, Inc.*	32	960

Total		20,417

Capital Markets 2.93%

Cohen & Steers, Inc.	71	2,041
Financial Engines, Inc.*	166	3,007
WisdomTree Investments, Inc.*	157	1,102

Total		6,150

Chemicals 0.55%

Koppers Holdings, Inc.	45	1,152

Commercial Banks 1.58%

Bank of the Ozarks, Inc.	49	1,026
Home BancShares, Inc.	36	764
Signature Bank*	32	1,527

Total		3,317

Commercial Services & Supplies 3.21%

Clean Harbors, Inc.*	87	4,463
Higher One Holdings, Inc.*	140	2,278

Total		6,741

Communications Equipment 1.02%

Aruba Networks, Inc.*	102	2,133

Computers & Peripherals 1.05%

Fortinet, Inc.*	30	504
Fusion-io, Inc.*	90	1,710

Total		2,214

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2011

Investments	Shares	Fair Value
Construction & Engineering 0.80%

MYR Group, Inc.*	95	$1,676

Consumer Finance 0.65%

DFC Global Corp.*	62	1,355

Diversified Consumer Services 1.56%

American Public Education, Inc.*	23	782
Coinstar, Inc.*	44	1,760
K12, Inc.*	29	738

Total		3,280

Diversified Financial Services 1.13%

MarketAxess Holdings, Inc.	91	2,368

Electrical Equipment 0.86%

Polypore International, Inc.*	32	1,809

Electronic Equipment, Instruments & Components 4.68%

Cognex Corp.	68	1,843
FARO Technologies, Inc.*	84	2,650
IPG Photonics Corp.*	13	565
Maxwell Technologies, Inc.*	134	2,467
Universal Display Corp.*	48	2,301

Total		9,826

Energy Equipment & Services 1.42%

C&J Energy Services, Inc.*	106	1,743
CARBO Ceramics, Inc.	12	1,230

Total		2,973

Food & Staples Retailing 0.86%

PriceSmart, Inc.	29	1,807

Food Products 2.02%

Diamond Foods, Inc.	53	4,229

Health Care Equipment & Supplies 7.11%

Align Technology, Inc.*	73	1,107
DexCom, Inc.*	131	1,572
Endologix, Inc.*	517	5,191
Insulet Corp.*	80	1,221
NxStage Medical, Inc.*	93	1,940
Tornier NV (Netherlands)*(a)	66	1,352
Volcano Corp.*	86	2,548

Total		14,931

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2011

Investments	Shares	Fair Value
Health Care Providers & Services 1.72%

Catalyst Health Solutions, Inc.*	48	$2,769
HealthSpring, Inc.*	23	839

Total		3,608

Health Care Technology 3.00%

athenahealth, Inc.*	56	3,335
SXC Health Solutions Corp.*	53	2,952

Total		6,287

Hotels, Restaurants & Leisure 2.41%

BJ’s Restaurants, Inc.*	58	2,558
Peet’s Coffee & Tea, Inc.*	45	2,504

Total		5,062

Household Durables 2.13%

iRobot Corp.*	82	2,063
SodaStream International Ltd. (Israel)*(a)	46	1,520
Tempur-Pedic International, Inc.*	17	895

Total		4,478

Information Technology Services 0.90%

ServiceSource International, Inc.*	143	1,889

Internet & Catalog Retail 1.20%

Shutterfly, Inc.*	61	2,512

Internet Software & Services 5.16%

Bankrate, Inc.*	182	2,768
Carbonite, Inc.*	41	494
Cornerstone OnDemand, Inc.*	82	1,028
Liquidity Services, Inc.*	79	2,534
LivePerson, Inc.*	164	1,632
Responsys, Inc.*	146	1,574
Vocus, Inc.*	48	804

Total		10,834

Life Sciences Tools & Services 0.19%

Luminex Corp.*	18	399

Machinery 8.15%

Chart Industries, Inc.*	95	4,006
Colfax Corp.*	59	1,195
Middleby Corp. (The)*	33	2,325
RBC Bearings, Inc.*	64	2,176
Robbins & Myers, Inc.	100	3,471
Sauer-Danfoss, Inc.*	25	723
Westport Innovations, Inc. (Canada)*(a)	111	3,211

Total		17,107

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2011

Investments	Shares	Fair Value
Metals & Mining 0.69%

Materion Corp.*	64	$1,452

Oil, Gas & Consumable Fuels 6.01%

Berry Petroleum Co. Class A	18	637
Golar LNG Ltd.	69	2,193
Kodiak Oil & Gas Corp.*	570	2,969
Oasis Petroleum, Inc.*	90	2,010
Rex Energy Corp.*	185	2,340
Rosetta Resources, Inc.*	72	2,464

Total		12,613

Pharmaceuticals 1.20%

Impax Laboratories, Inc.*	4	71
Jazz Pharmaceuticals, Inc.*	59	2,450

Total		2,521

Professional Services 1.84%

Advisory Board Co. (The)*	31	2,000
CoStar Group, Inc.*	36	1,871

Total		3,871

Real Estate Management & Development 1.53%

Altisource Portfolio Solutions SA (Luxembourg)*(a)	91	3,220

Road & Rail 1.69%

Genesee & Wyoming, Inc. Class A*	60	2,791
Zipcar, Inc.*	42	756

Total		3,547

Semiconductors & Semiconductor Equipment 1.17%

Cavium, Inc.*	91	2,458

Software 10.60%

Ariba, Inc.*	73	2,023
BroadSoft, Inc.*	58	1,760
CommVault Systems, Inc.*	86	3,187
Concur Technologies, Inc.*	14	521
NetSuite, Inc.*	122	3,295
SolarWinds, Inc.*	107	2,356
Sourcefire, Inc.*	114	3,051
SS&C Technologies Holdings, Inc.*	112	1,601
SuccessFactors, Inc.*	39	897
Synchronoss Technologies, Inc.*	143	3,562

Total		22,253

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2011

Investments	Shares	Fair Value
Specialty Retail 4.88%

Dick’s Sporting Goods, Inc.*	73	$2,443
Monro Muffler Brake, Inc.	66	2,176
Teavana Holdings, Inc.*	19	386
ULTA Salon, Cosmetics & Fragrance, Inc.*	48	2,987
Vitamin Shoppe, Inc.*	60	2,246

Total		10,238

Textiles, Apparel & Luxury Goods 5.86%

Crocs, Inc.*	66	1,562
Deckers Outdoor Corp.*	34	3,171
lululemon athletica, Inc. (Canada)*(a)	34	1,654
Steven Madden Ltd.*	64	1,926
True Religion Apparel, Inc.*	64	1,726
Under Armour, Inc. Class A*	34	2,258

Total		12,297

Thrifts & Mortgage Finance 0.89%

Ocwen Financial Corp.*	142	1,876

Total Investments in Common Stocks 106.06% (cost $237,760)		222,606

Liabilities in Excess of Cash and Other Assets (6.06)%		(12,711)

Net Assets 100%		$209,895

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 93.95%

Aerospace & Defense 4.03%

Goodrich Corp.	16,640	$2,008
Rockwell Collins, Inc.	53,000	2,797
United Technologies Corp.	50,201	3,532

Total		8,337

Airlines 0.40%

Southwest Airlines Co.	102,800	827

Automobiles 1.48%

Ford Motor Co.*	316,700	3,063

Beverages 2.53%

Coca-Cola Co. (The)	32,744	2,212
Diageo plc ADR	28,312	2,150
PepsiCo, Inc.	14,000	867

Total		5,229

Biotechnology 4.67%

Amgen, Inc.	92,250	5,069
Celgene Corp.*	69,136	4,281
Onyx Pharmaceuticals, Inc.*	10,400	312

Total		9,662

Capital Markets 3.82%

Affiliated Managers Group, Inc.*	17,700	1,382
Lazard Ltd. Class A	78,600	1,658
LPL Investment Holdings, Inc.*	53,600	1,363
State Street Corp.	109,000	3,505

Total		7,908

Chemicals 3.79%

Air Products & Chemicals, Inc.	24,441	1,867
Koppers Holdings, Inc.	6,800	174
LyondellBasell Industries NV Class A (Netherlands)(a)	43,900	1,072
Mosaic Co. (The)	46,973	2,300
PPG Industries, Inc.	19,700	1,392
Sigma-Aldrich Corp.	16,859	1,042

Total		7,847

Commercial Banks 5.84%

City National Corp.	33,253	1,256
Commerce Bancshares, Inc.	22,288	774
Cullen/Frost Bankers, Inc.	31,500	1,444
PNC Financial Services Group, Inc. (The)	92,319	4,449
Signature Bank*	22,515	1,075
U.S. Bancorp	131,183	3,088

Total		12,086

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2011

Investments	Shares	Fair Value (000)
Computers & Peripherals 0.42%

EMC Corp.*	41,482	$871

Construction & Engineering 0.15%

URS Corp.*	10,600	314

Containers & Packaging 0.43%

Greif, Inc. Class A	20,900	896

Diversified Financial Services 0.71%

JPMorgan Chase & Co.	48,634	1,465

Electric: Utilities 1.49%

NextEra Energy, Inc.	56,900	3,074

Electronic Equipment, Instruments & Components 0.80%

Anixter International, Inc.	20,700	982
Arrow Electronics, Inc.*	14,100	392
FLIR Systems, Inc.	11,500	288

Total		1,662

Energy Equipment & Services 3.33%

Baker Hughes, Inc.	25,200	1,163
GulfMark Offshore, Inc. Class A*	14,800	538
Halliburton Co.	79,700	2,433
Schlumberger Ltd.	14,917	891
Superior Energy Services, Inc.*	25,800	677
Tidewater, Inc.	28,000	1,177

Total		6,879

Food & Staples Retailing 1.33%

CVS Caremark Corp.	82,067	2,756

Food Products 4.16%

Archer Daniels Midland Co.	175,519	4,355
Bunge Ltd.	72,793	4,243

Total		8,598

Health Care Equipment & Supplies 2.33%

Cooper Cos., Inc. (The)	4,200	332
Kinetic Concepts, Inc.*	10,200	672
NuVasive, Inc.*	63,100	1,077
St. Jude Medical, Inc.	29,942	1,084
Zimmer Holdings, Inc.*	31,000	1,659

Total		4,824

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2011

Investments	Shares	Fair Value (000)

Health Care Providers & Services 4.97%

DaVita, Inc.*	23,200	$1,454
Express Scripts, Inc.*	61,300	2,273
Humana, Inc.	20,500	1,491
McKesson Corp.	28,682	2,085
UnitedHealth Group, Inc.	64,469	2,973

Total		10,276

Hotels, Restaurants & Leisure 0.10%

Darden Restaurants, Inc.	4,900	209

Household Durables 1.11%

Beam, Inc.	34,500	1,866
Harman International Industries, Inc.	15,000	428

Total		2,294

Household Products 1.32%

Colgate-Palmolive Co.	30,698	2,722

Information Technology Services 0.81%

Accenture plc Class A (Ireland)(a)	10,900	574
Booz Allen Hamilton Holding Corp.*	31,400	467
Western Union Co. (The)	40,800	624

Total		1,665

Insurance 4.12%

ACE Ltd. (Switzerland)(a)	17,741	1,075
Berkshire Hathaway, Inc. Class B*	61,551	4,373
Marsh & McLennan Cos., Inc.	115,502	3,065

Total		8,513

Life Sciences Tools & Services 2.05%

Charles River Laboratories International, Inc.*	45,100	1,291
Thermo Fisher Scientific, Inc.*	58,103	2,942

Total		4,233

Machinery 5.16%

Dover Corp.	45,942	2,141
Eaton Corp.	35,540	1,262
Kennametal, Inc.	26,900	881
Pall Corp.	33,500	1,420
Parker Hannifin Corp.	15,613	986
Robbins & Myers, Inc.	4,800	166
SPX Corp.	18,900	856
Trinity Industries, Inc.	115,400	2,471
WABCO Holdings, Inc.*	12,600	477

Total		10,660

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2011

Investments	Shares	Fair Value (000)
Media 5.17%

Interpublic Group of Cos., Inc. (The)	416,300	$2,997
Omnicom Group, Inc.	83,357	3,071
Time Warner, Inc.	125,000	3,746
Walt Disney Co. (The)	29,000	875

Total		10,689

Metals & Mining 3.36%

Barrick Gold Corp. (Canada)(a)	100,300	4,679
Carpenter Technology Corp.	14,993	673
Reliance Steel & Aluminum Co.	46,789	1,591

Total		6,943

Multi-Line Retail 0.88%

Macy’s, Inc.	49,354	1,299
Target Corp.	10,800	530

Total		1,829

Office Electronics 0.03%

Zebra Technologies Corp. Class A*	2,100	65

Oil, Gas & Consumable Fuels 15.43%

Anadarko Petroleum Corp.	68,204	4,300
Apache Corp.	21,184	1,700
Chevron Corp.	29,067	2,689
CONSOL Energy, Inc.	51,100	1,734
Devon Energy Corp.	32,786	1,818
El Paso Corp.	104,100	1,820
EQT Corp.	30,300	1,617
Exxon Mobil Corp.	131,211	9,530
Forest Oil Corp.*	26,800	386
Imperial Oil Ltd. (Canada)(a)	46,318	1,672
QEP Resources, Inc.	33,700	912
Range Resources Corp.	29,700	1,736
Southwestern Energy Co.*	60,100	2,003

Total		31,917

Paper & Forest Products 0.57%

International Paper Co.	50,900	1,183

Pharmaceuticals 3.08%

Merck & Co., Inc.	20,000	654
Teva Pharmaceutical Industries Ltd. ADR	80,432	2,994
Warner Chilcott plc Class A (Ireland)*(a)	83,300	1,191
Watson Pharmaceuticals, Inc.*	22,416	1,530

Total		6,369

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2011

Investments	Shares	Fair Value (000)
Road & Rail 0.36%

Kansas City Southern*	15,000	$749

Semiconductors & Semiconductor Equipment 1.62%

Intel Corp.	52,900	1,128
Texas Instruments, Inc.	83,700	2,231

Total		3,359

Software 1.39%

Adobe Systems, Inc.*	87,232	2,108
Intuit, Inc.*	16,000	759

Total		2,867

Specialty Retail 0.71%

Guess?, Inc.	33,371	951
Penske Automotive Group, Inc.	32,000	512

Total		1,463

Total Common Stocks (cost $210,836,661)		194,303

	Principal Amount (000)
SHORT-TERM INVESTMENT 6.51%

Repurchase Agreement

Repurchase Agreement dated 9/30/2011, 0.01% due 10/3/2011 with Fixed Income Clearing Corp. collateralized by $13,745,000 of Federal Home Loan Bank at 0.25% due 7/16/2012; value: $13,745,000; proceeds: $13,475,131 (cost $13,475,119)	$13,475	13,475

Total Investments in Securities 100.46% (cost $224,311,780)		207,778

Liabilities in Excess of Other Assets (0.46)%		(952)

Net Assets 100.00%		$206,826

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.69%

Aerospace & Defense 4.84%

Goodrich Corp.	118,216	$14,266
Rockwell Collins, Inc.	215,200	11,354
United Technologies Corp.	272,097	19,145

Total		44,765

Airlines 0.30%

Southwest Airlines Co.	339,700	2,731

Automobiles 1.53%

Ford Motor Co.*	1,460,154	14,120

Beverages 3.67%

Coca-Cola Co. (The)	219,500	14,829
Diageo plc ADR	118,200	8,975
PepsiCo, Inc.	163,400	10,115

Total		33,919

Biotechnology 4.24%

Amgen, Inc.	350,596	19,265
Celgene Corp.*	322,418	19,964

Total		39,229

Capital Markets 2.06%

State Street Corp.	592,700	19,061

Chemicals 2.56%

LyondellBasell Industries NV Class A (Netherlands)(a)	264,268	6,456
Mosaic Co. (The)	221,455	10,845
PPG Industries, Inc.	89,929	6,354

Total		23,655

Commercial Banks 5.65%

M&T Bank Corp.	156,479	10,938
PNC Financial Services Group, Inc. (The)	426,669	20,561
U.S. Bancorp	553,820	13,037
Wells Fargo & Co.	323,301	7,798

Total		52,334

Communications Equipment 0.43%

QUALCOMM, Inc.	81,300	3,954

Computers & Peripherals 0.75%

EMC Corp.*	331,495	6,958

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2011

Investments	Shares	Fair Value (000)
Diversified Financial Services 1.42%

JPMorgan Chase & Co.	435,688	$13,123

Diversified Telecommunication Services 2.04%

AT&T, Inc.	268,047	7,645
Verizon Communications, Inc.	306,400	11,275

Total		18,920

Electric: Utilities 1.74%

NextEra Energy, Inc.	298,200	16,109

Electronic Equipment, Instruments & Components 0.21%

Arrow Electronics, Inc.*	70,840	1,968

Energy Equipment & Services 3.88%

Baker Hughes, Inc.	134,900	6,227
Halliburton Co.	338,103	10,319
Schlumberger Ltd.	324,492	19,382

Total		35,928

Food & Staples Retailing 1.93%

CVS Caremark Corp.	387,800	13,022
Kroger Co. (The)	219,811	4,827

Total		17,849

Food Products 4.23%

Archer Daniels Midland Co.	825,754	20,487
Bunge Ltd.	320,300	18,670

Total		39,157

Health Care Equipment & Supplies 2.50%

Covidien plc (Ireland)(a)	162,171	7,152
St. Jude Medical, Inc.	237,800	8,606
Zimmer Holdings, Inc.*	138,600	7,415

Total		23,173

Health Care Providers & Services 6.66%

CIGNA Corp.	300,024	12,583
DaVita, Inc.*	76,300	4,782
Express Scripts, Inc.*	314,827	11,671
Humana, Inc.	66,384	4,828
McKesson Corp.	142,000	10,323
UnitedHealth Group, Inc.	379,326	17,494

Total		61,681

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2011

Investments	Shares	Fair Value (000)
Household Products 1.57%

Colgate-Palmolive Co.	163,400	$14,490

Information Technology Services 0.39%

MasterCard, Inc. Class A	11,500	3,647

Insurance 6.06%

ACE Ltd. (Switzerland)(a)	126,100	7,642
Berkshire Hathaway, Inc. Class B*	354,326	25,171
Marsh & McLennan Cos., Inc.	651,500	17,291
MetLife, Inc.	213,924	5,992

Total		56,096

Internet & Catalog Retail 1.09%

HSN, Inc.*	305,100	10,108

Life Sciences Tools & Services 1.84%

Thermo Fisher Scientific, Inc.*	336,400	17,035

Machinery 2.40%

Dover Corp.	235,300	10,965
Eaton Corp.	317,860	11,284

Total		22,249

Media 6.50%

Comcast Corp. Class A	1,083,002	22,635
Omnicom Group, Inc.	121,138	4,463
Time Warner Cable, Inc.	128,051	8,025
Time Warner, Inc.	648,500	19,436
Walt Disney Co. (The)	184,600	5,567

Total		60,126

Metals & Mining 2.47%

Barrick Gold Corp. (Canada)(a)	490,400	22,877

Multi-Line Retail 0.75%

Target Corp.	141,132	6,921

Oil, Gas & Consumable Fuels 16.23%

Anadarko Petroleum Corp.	321,100	20,245
Apache Corp.	76,100	6,106
Chevron Corp.	351,525	32,523
CONSOL Energy, Inc.	221,600	7,519
Devon Energy Corp.	165,400	9,170
El Paso Corp.	640,234	11,191
Exxon Mobil Corp.	433,382	31,477
Imperial Oil Ltd. (Canada)(a)	249,800	9,020
Range Resources Corp.	177,627	10,384

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2011

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co.*	179,704	$5,990
Suncor Energy, Inc. (Canada)(a)	260,321	6,623

Total		150,248

Paper & Forest Products 1.24%

International Paper Co.	492,883	11,460

Pharmaceuticals 2.70%

Merck & Co., Inc.	146,408	4,789
Teva Pharmaceutical Industries Ltd. ADR	384,467	14,310
Watson Pharmaceuticals, Inc.*	86,474	5,902

Total		25,001

Semiconductors & Semiconductor Equipment 1.84%

Intel Corp.	347,400	7,410
Texas Instruments, Inc.	360,257	9,601

Total		17,011

Software 1.97%

Adobe Systems, Inc.*	412,300	9,965
Oracle Corp.	287,800	8,272

Total		18,237

Total Common Stocks (cost $939,508,458)		904,140

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.74%

Repurchase Agreement

Repurchase Agreement dated 9/30/2011, 0.01% due 10/3/2011 with Fixed Income Clearing Corp. collateralized by $16,400,000 of Federal Home Loan Bank at 0.25% due 7/16/2012; value: $16,400,000; proceeds: $16,078,093 (cost $16,078,079)	$16,078	16,078

Total Investments in Securities 99.43% (cost $955,586,537)		920,218

Other Assets in Excess of Liabilities 0.57%		5,287

Net Assets 100.00%		$925,505

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.59%

Aerospace & Defense 0.74%

Spirit AeroSystems Holdings, Inc. Class A*	38,857	$620

Auto Components 2.22%

BorgWarner, Inc.*	17,331	1,049
Gentex Corp.	33,597	808

Total		1,857

Automobiles 0.93%

Harley-Davidson, Inc.	22,614	776

Biotechnology 0.60%

Onyx Pharmaceuticals, Inc.*	16,761	503

Capital Markets 2.45%

Affiliated Managers Group, Inc.*	17,015	1,328
Invesco Ltd.	46,771	726

Total		2,054

Chemicals 5.35%

Albemarle Corp.	15,190	614
Ashland, Inc.	12,957	572
Celanese Corp. Series A	20,901	680
Eastman Chemical Co.	11,526	790
Huntsman Corp.	26,295	254
Innophos Holdings, Inc.	11,134	444
Kronos Worldwide, Inc.	21,926	352
Westlake Chemical Corp.	22,511	772

Total		4,478

Commercial Services & Supplies 0.70%

Stericycle, Inc.*	7,294	589

Communications Equipment 3.62%

Acme Packet, Inc.*	15,372	655
Aruba Networks, Inc.*	33,230	695
Ciena Corp.*	32,807	367
F5 Networks, Inc.*	6,122	435
Finisar Corp.*	28,297	496
Riverbed Technology, Inc.*	19,341	386

Total		3,034

Computers & Peripherals 2.84%

Fortinet, Inc.*	26,141	439
NCR Corp.*	54,527	921
Teradata Corp.*	19,025	1,019

Total		2,379

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2011

Investments	Shares	Fair Value (000)
Construction & Engineering 1.12%

Chicago Bridge & Iron Co. NV (Netherlands)(a)	32,814	$940

Consumer Finance 1.02%

Discover Financial Services	37,290	856

Diversified Financial Services 1.30%

Moody’s Corp.	35,796	1,090

Electrical Equipment 4.65%

AMETEK, Inc.	22,687	748
Cooper Industries plc	21,532	993
General Cable Corp.*	16,937	396
Polypore International, Inc.*	10,252	579
Rockwell Automation, Inc.	20,950	1,173

Total		3,889

Electronic Equipment, Instruments & Components 0.86%

IPG Photonics Corp.*	16,509	717

Energy Equipment & Services 4.48%

Atwood Oceanics, Inc.*	14,641	503
Cameron International Corp.*	32,403	1,346
CARBO Ceramics, Inc.	5,083	521
McDermott International, Inc.*	68,188	734
Nabors Industries Ltd.*	52,646	645

Total		3,749

Food & Staples Retailing 1.35%

Whole Foods Market, Inc.	17,262	1,127

Food Products 1.14%

Green Mountain Coffee Roasters, Inc.*	10,246	952

Health Care Equipment & Supplies 2.59%

Intuitive Surgical, Inc.*	4,463	1,626
NuVasive, Inc.*	31,793	543

Total		2,169

Health Care Providers & Services 2.14%

AmerisourceBergen Corp.	31,890	1,189
Humana, Inc.	8,283	602

Total		1,791

Health Care Technology 3.28%

Allscripts Healthcare Solutions, Inc.*	34,408	620
Cerner Corp.*	15,424	1,057

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2011

Investments	Shares	Fair Value (000)
Health Care Technology (continued)
SXC Health Solutions Corp.*	19,146	$1,066

Total		2,743

Hotels, Restaurants & Leisure 4.34%

Chipotle Mexican Grill, Inc.*	2,195	665
Gaylord Entertainment Co.*	19,073	369
MGM Resorts International*	104,291	969
Starwood Hotels & Resorts Worldwide, Inc.	31,814	1,235
Wynn Resorts Ltd.	3,420	393

Total		3,631

Household Durables 0.61%

Tempur-Pedic International, Inc.*	9,738	512

Insurance 0.73%

Marsh & McLennan Cos., Inc.	23,034	611

Internet Software & Services 0.38%

Monster Worldwide, Inc.*	44,447	319

Life Sciences Tools & Services 1.77%

Agilent Technologies, Inc.*	47,516	1,485

Machinery 5.30%

Chart Industries, Inc.*	13,672	577
Cummins, Inc.	5,877	480
Dover Corp.	18,294	852
Eaton Corp.	9,288	330
Flowserve Corp.	12,043	891
Ingersoll-Rand plc (Ireland)(a)	18,136	509
Joy Global, Inc.	12,826	800

Total		4,439

Metals & Mining 0.77%

Walter Energy, Inc.	10,736	644

Multi-Line Retail 1.50%

Macy’s, Inc.	47,792	1,258

Oil, Gas & Consumable Fuels 5.60%

Brigham Exploration Co.*	34,253	865
Concho Resources, Inc.*	8,583	610
CONSOL Energy, Inc.	37,333	1,267
Denbury Resources, Inc.*	71,550	823
Range Resources Corp.	19,225	1,124

Total		4,689

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2011

Investments	Shares	Fair Value (000)

Pharmaceuticals 1.66%

Watson Pharmaceuticals, Inc.*	20,324	$1,387

Real Estate Management & Development 1.01%

CBRE Group, Inc.*	62,729	844

Road & Rail 1.51%

Kansas City Southern*	25,381	1,268

Semiconductors & Semiconductor Equipment 6.77%

Altera Corp.	27,484	867
Analog Devices, Inc.	30,184	943
Atmel Corp.*	59,077	477
Avago Technologies Ltd. (Singapore)(a)	31,039	1,017
Cavium, Inc.*	16,325	441
Cypress Semiconductor Corp.*	43,184	647
NVIDIA Corp.*	59,142	739
ON Semiconductor Corp.*	75,330	540

Total		5,671

Software 9.63%

ANSYS, Inc.*	11,843	581
Ariba, Inc.*	21,446	594
BMC Software, Inc.*	11,327	437
Citrix Systems, Inc.*	23,225	1,266
CommVault Systems, Inc.*	23,261	862
Electronic Arts, Inc.*	49,086	1,004
Informatica Corp.*	14,657	600
Nuance Communications, Inc.*	33,772	688
Red Hat, Inc.*	19,312	816
Synchronoss Technologies, Inc.*	32,250	803
TIBCO Software, Inc.*	18,521	415

Total		8,066

Specialty Retail 8.81%

Abercrombie & Fitch Co. Class A	11,680	719
Dick’s Sporting Goods, Inc.*	25,068	839
Limited Brands, Inc.	29,119	1,121
O’Reilly Automotive, Inc.*	11,430	762
Ross Stores, Inc.	17,659	1,390
Tiffany & Co.	14,176	862
Tractor Supply Co.	16,456	1,029
ULTA Salon, Cosmetics & Fragrance, Inc.*	10,490	653

Total		7,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2011

Investments	Shares	Fair Value (000)
Textiles, Apparel & Luxury Goods 3.82%

Deckers Outdoor Corp.*	8,001	$746
Hanesbrands, Inc.*	39,188	980
PVH Corp.	14,197	827
Vera Bradley, Inc.*	17,828	643

Total		3,196

Total Common Stocks (cost $92,069,850)		81,708

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.05%

Repurchase Agreement

Repurchase Agreement dated 9/30/2011, 0.01% due 10/3/2011 with Fixed Income Clearing Corp. collateralized by $905,000 of Federal Home Loan Bank at 0.25% due 7/16/2012; value: $905,000; proceeds: $882,652 (cost $882,651)	$883	883

Total Investments in Securities 98.64% (cost $92,952,501)		82,591

Other Assets in Excess of Liabilities 1.36%		1,137

Net Assets 100.00%		$83,728

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2011

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 93.98%

COMMON STOCKS 93.56%

Australia 4.45%

Beverages 1.36%
Coca-Cola Amatil Ltd.	2,593	$29,705

Construction & Engineering 0.97%
Leighton Holdings Ltd.	1,202	21,348

Health Care Providers & Services 0.95%
Sonic Healthcare Ltd.	1,903	20,800

Real Estate Investment Trusts 1.17%
GPT Group	8,519	25,623

Total Australia		97,476

Belgium 1.90%

Beverages
Anheuser-Busch InBev NV	783	41,561

Brazil 0.66%

Household Durables
PDG Realty SA Empreendimentos e Participacoes	4,464	14,553

Canada 1.56%

Metals & Mining
Yamana Gold, Inc.	2,500	34,150

China 0.55%

Machinery
Changsha Zoomlion Heavy Industry Science & Technology Development Co., Ltd. H Shares	10,720	11,979

Denmark 0.53%

Beverages
Carlsberg AS Class B	195	11,556

Finland 1.31%

Electric: Utilities
Fortum OYJ	1,216	28,623

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2011

Investments	Shares	U.S. $ Fair Value
France 3.73%

Aerospace & Defense 1.23%
Safran SA	883	$27,012

Construction & Engineering 0.69%
Vinci SA	352	15,098

Electrical Equipment 0.74%
Alstom SA	490	16,140

Food & Staples Retailing 0.81%
Carrefour SA	785	17,876

Multi-Line Retail 0.26%
PPR	44	5,687

Total France		81,813

Germany 4.72%

Air Freight & Logistics 1.07%
Deutsche Post AG Registered Shares	1,831	23,442

Health Care Equipment & Supplies 1.63%
Fresenius SE & Co. KGaA	403	35,822

Household Products 0.94%
Henkel KGaA	468	20,511

Software 1.08%
SAP AG	466	23,711

Total Germany		103,486

Hong Kong 2.07%

Auto Components 0.45%
Minth Group Ltd.	11,000	9,960

Chemicals 0.59%
Huabao International Holdings Ltd.	15,868	12,913

Real Estate Management & Development 0.25%
Wharf Holdings Ltd. (The)	1,100	5,427

Water Utilities 0.78%
Guangdong Investment Ltd.	27,480	17,079

Total Hong Kong		45,379

Indonesia 1.47%

Commercial Banks 0.69%
PT Bank Negara Indonesia (Persero) Tbk	36,394	15,206

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2011

Investments	Shares	U.S. $ Fair Value
Indonesia (continued)

Oil, Gas & Consumable Fuels 0.78%
PT Bumi Resources Tbk	78,390	$17,086

Total Indonesia		32,292

Ireland 0.66%

Information Technology Services
Accenture plc Class A	275	14,487

Israel 2.29%

Chemicals 0.90%
Israel Chemicals Ltd.	1,721	19,599

Pharmaceuticals 1.39%
Teva Pharmaceutical Industries Ltd. ADR	820	30,521

Total Israel		50,120

Italy 1.52%

Commercial Banks 0.67%
Intesa Sanpaolo SpA	9,394	14,732

Diversified Telecommunication Services 0.85%
Telecom Italia SpA	17,052	18,527

Total Italy		33,259

Japan 18.24%

Auto Components 1.05%
Bridgestone Corp.	1,011	22,939

Automobiles 1.64%
Honda Motor Co., Ltd.	1,230	36,033

Chemicals 1.01%
Asahi Kasei Corp.	3,715	22,264

Commercial Banks 1.34%
Bank of Yokohama Ltd. (The)	5,855	29,361

Consumer Finance 0.94%
ORIX Corp.	264	20,721

Diversified Telecommunication Services 1.75%
Nippon Telegraph & Telephone Corp.	800	38,326

Electric: Utilities 1.50%
Kansai Electric Power Co., Inc. (The)	1,900	32,835

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2011

Investments	Shares	U.S. $ Fair Value
Japan (continued)

Electronic Equipment, Instruments & Components 1.64%
Hitachi Ltd.	6,500	$32,266
Nippon Electric Glass Co., Ltd.	400	3,635

		35,901

Office Electronics 1.35%
Canon, Inc.	650	29,514

Oil, Gas & Consumable Fuels 1.15%
JX Holdings, Inc.	4,500	25,257

Real Estate Management & Development 0.88%
Sumitomo Realty & Development Co., Ltd.	1,000	19,223

Road & Rail 1.66%
East Japan Railway Co.	600	36,376

Trading Companies & Distributors 2.33%
Mitsui & Co., Ltd.	1,640	23,756
Sumitomo Corp.	2,200	27,222

		50,978

Total Japan		399,728

Netherlands 1.87%

Diversified Financial Services 1.12%
ING Groep NV CVA*	3,487	24,597

Food & Staples Retailing 0.75%
Koninklijke Ahold NV	1,395	16,405

Total Netherlands		41,002

Norway 4.05%

Chemicals 0.95%
Yara International ASA	547	20,868

Commercial Banks 1.09%
DnB NOR ASA	2,388	23,799

Diversified Telecommunication Services 2.01%
Telenor ASA	2,863	44,157

Total Norway		88,824

Poland 0.78%

Electric: Utilities
PGE SA	2,918	17,023

Russia 0.35%

Oil, Gas & Consumable Fuels
Gazprom OAO ADR	800	7,658

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2011

Investments	Shares	U.S. $ Fair Value
Singapore 1.98%

Commercial Banks 0.86%
DBS Group Holdings Ltd.	2,096	$18,795

Industrial Conglomerates 1.12%
Keppel Corp., Ltd.	4,200	24,630

Total Singapore		43,425

South Korea 2.68%

Auto Components 1.06%
Hyundai Mobis	82	23,225

Commercial Banks 1.04%
DGB Financial Group, Inc*	1,930	22,854

Semiconductors & Semiconductor Equipment 0.58%
Samsung Electronics Co., Ltd.	18	12,569

Total South Korea		58,648

Sweden 2.33%

Commercial Banks 1.21%
Swedbank AB A Shares	2,399	26,488

Communications Equipment 1.12%
Telefonaktiebolaget LM Ericsson ADR	2,580	24,639

Total Sweden		51,127

Switzerland 6.03%

Chemicals 0.71%
Syngenta AG Registered Shares*	60	15,592

Food Products 1.73%
Nestle SA Registered Shares	687	37,821

Insurance 1.21%
Swiss Re Ltd.*	566	26,552

Pharmaceuticals 2.38%
Novartis AG Registered Shares	934	52,175

Total Switzerland		132,140

Taiwan 0.58%

Computers & Peripherals
Wistron Corp.	11,247	12,622

Thailand 1.16%

Commercial Banks
Bangkok Bank Public Co., Ltd.	5,370	25,395

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2011

Investments	Shares	U.S. $ Fair Value
Turkey 0.81%

Diversified Telecommunication Services
Turk Telekomunikasyon AS	4,125	$17,713

United Kingdom 25.28%

Commercial Banks 1.99%
Barclays plc	6,231	15,281
HSBC Holdings plc ADR	321	12,211
Lloyds Banking Group plc*	30,122	16,171

		43,663

Food & Staples Retailing 1.32%
Tesco plc	4,953	29,013

Food Products 1.77%
Unilever plc	1,238	38,779

Health Care Equipment & Supplies 1.35%
Smith & Nephew plc	3,299	29,676

Insurance 1.83%
Aviva plc	2,536	11,927
Prudential plc	3,276	28,134

		40,061

Media 3.57%
British Sky Broadcasting Group plc	1,600	16,478
Pearson plc	1,832	32,315
Reed Elsevier plc	3,829	29,315

		78,108

Metals & Mining 2.16%
Anglo American plc	432	14,866
Vedanta Resources plc	960	16,318
Xstrata plc	1,279	16,151

		47,335

Multi-Utilities 1.55%
National Grid plc	3,416	33,859

Oil, Gas & Consumable Fuels 3.30%
BG Group plc	1,120	21,435
Tullow Oil plc	2,515	50,864

		72,299

Pharmaceuticals 1.94%
GlaxoSmithKline plc ADR	1,028	42,446

Tobacco 2.34%
British American Tobacco plc	556	23,477
Imperial Tobacco Group plc	821	27,707

		51,184

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2011

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Wireless Telecommunication Services 2.16%
Vodafone Group plc	18,402	$47,427

Total United Kingdom		553,850

Total Common Stocks (cost $2,354,584)		2,049,889

PREFERRED STOCK 0.42%

Brazil

Independent Power Producers & Energy Traders
Companhia Energetica de Sao Paulo B Shares (cost $11,373)	620	9,167

Total Long-Term Investments (cost $2,365,957)		2,059,056

	Principal Amount (000)
SHORT-TERM INVESTMENT 8.63%

Repurchase Agreement

Repurchase Agreement dated 9/30/2011, 0.01% due 10/3/2011 with Fixed Income Clearing Corp. collateralized by $195,000 of Federal Home Loan Mortgage Corp. at 0.90% due 9/12/2014; value: $195,287; proceeds: $189,049 (cost $189,049)	$189	189,049
Total Investments in Securities 102.61% (cost $2,555,006)		2,248,105

Liabilities in Excess of Foreign Cash and Other Assets (2.61%)		(57,110)

Net Assets 100%		$2,190,995

ADR American Depositary Receipt.

* Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2011

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 95.41%

COMMON STOCKS 94.91%

Australia 3.40%

Chemicals 1.54%
Incitec Pivot Ltd.	211,948	$657

Metals & Mining 0.86%
Medusa Mining Ltd.	56,392	369

Trading Companies & Distributors 1.00%
Emeco Holdings Ltd.	455,085	425

Total Australia		1,451

Belgium 1.54%

Electric: Utilities
Elia System Operator SA/NV	16,211	658

Brazil 2.29%

Electric: Utilities 1.00%
Equatorial Energia SA	69,000	426

Insurance 0.79%
Brasil Insurance Participacoes e Administracao SA	36,000	337

Real Estate Management & Development 0.50%
BR Properties SA	23,800	216
Total Brazil		979

Canada 1.49%

Metals & Mining 0.93%
Centerra Gold, Inc.	21,312	397

Oil, Gas & Consumable Fuels 0.56%
Bankers Petroleum Ltd. *	72,000	240

Total Canada		637

Finland 1.22%

Leisure Equipment & Products
Amer Sports OYJ A Shares	41,209	520

France 4.69%

Beverages 1.36%
Remy Cointreau SA	8,413	580

Computers & Peripherals 2.11%
Gemalto NV	18,978	902

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2011

Investments	Shares	U.S. $ Fair Value (000)
France (continued)
Media 1.22%
Ipsos SA	16,173	$522

Total France		2,004

Germany 8.99%

Aerospace & Defense 1.49%
MTU Aero Engines Holding AG	10,179	635

Building Products 0.81%
NORMA Group *	21,090	347

Chemicals 0.60%
Symrise GmbH & Co. AG	11,105	257

Industrial Conglomerates 1.59%
Rheinmetall AG	14,474	679

Life Sciences Tools & Services 1.53%
Gerresheimer AG	15,591	653

Machinery 0.45%
Deutz AG *	35,080	194

Semiconductors & Semiconductor Equipment 0.78%
Dialog Semiconductor plc *	19,737	334

Trading Companies & Distributors 0.93%
Kloeckner & Co. SE	32,102	395

Transportation Infrastructure 0.81%
Hamburger Hafen und Logistik AG	12,493	347

Total Germany		3,841

Hong Kong 3.62%

Auto Components 1.07%
Minth Group Ltd.	504,000	456

Building Products 0.48%
Yuanda China Holdings Ltd. *	1,718,000	203

Communications Equipment 0.62%
VTech Holdings Ltd.	28,700	266

Construction & Engineering 0.76%
China State Construction International Holdings Ltd.	620,400	327

Hotels, Restaurants & Leisure 0.69%
REXLot Holdings Ltd.	4,925,000	293

Total Hong Kong		1,545

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2011

Investments	Shares	U.S. $ Fair Value (000)
India 0.32%

Real Estate Management & Development
Housing Development & Infrastructure Ltd. *	68,379	$136

Indonesia 0.44%

Consumer Finance
Clipan Finance Indonesia Tbk PT	4,012,000	189

Ireland 0.94%

Beverages
C&C Group plc	106,283	401

Italy 3.16%

Beverages 1.19%
Davide Campari-Milano SpA	69,436	506

Internet & Catalog Retail 0.64%
Yoox SpA *	21,435	275

Textiles, Apparel & Luxury Goods 1.33%
Safilo Group SpA *	34,132	266
Salvatore Ferragamo Italia SpA *	22,533	301

		567

Total Italy		1,348

Japan 19.72%

Chemicals 1.36%
ZEON Corp.	63,000	579

Communications Equipment 0.47%
Hitachi Kokusai Electric, Inc.	31,000	199

Containers & Packaging 2.18%
FP Corp.	13,100	932

Diversified Consumer Services 1.45%
Benesse Holdings, Inc.	14,000	620

Electronic Equipment, Instruments & Components 0.32%
Nippon Electric Glass Co., Ltd.	15,000	136

Food Products 1.09%
Mitsui Sugar Co. Ltd.	110,000	466

Health Care Equipment & Supplies 1.38%
Hogy Medical Co., Ltd.	12,800	591

Information Technology Services 0.69%
Obic Co., Ltd.	1,510	294

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPOURTUNITIES PORTFOLIO September 30, 2011

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)
Internet & Catalog Retail 0.66%
Start Today Co., Ltd.	12,900	$280

Internet Software & Services 1.17%
DeNA Co., Ltd.	6,800	285
Gree, Inc.	7,100	216

		501

Machinery 3.01%
Hitachi Construction Machinery Co., Ltd.	17,100	286
Makita Corp.	8,000	285
Nabtesco Corp.	21,300	403
Sumitomo Heavy Industries Ltd.	61,000	312

		1,286

Multi-Line Retail 1.81%
Don Quijote Co., Ltd.	21,700	775

Real Estate Investment Trusts 0.72%
United Urban Investment Corp.	292	306

Software 1.34%
Capcom Co., Ltd.	23,000	573

Specialty Retail 1.29%
Nitori Holdings Co., Ltd.	5,450	549

Wireless Telecommunication Services 0.78%
Okinawa Cellular Telephone Co.	152	332

Total Japan		8,419

Mexico 0.98%

Beverages
Arca Continental SAB de CV	100,039	418

Netherlands 2.19%

Professional Services 1.18%
Brunel International NV	15,619	502

Semiconductors & Semiconductor Equipment 1.01%
ASM International NV	17,440	432

Total Netherlands		934

Norway 2.00%

Energy Equipment & Services 0.82%
Electromagnetic GeoServices ASA *	185,695	351

Specialty Retail 1.18%
Statoil Fuel & Retail ASA *	68,148	502

Total Norway		853

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2011

Investments	Shares	U.S. $ Fair Value (000)
Philippines 3.52%

Commercial Banks 1.12%
Banco de Oro Unibank, Inc.	414,540	$480

Real Estate Management & Development 2.40%
Filinvest Land, Inc.	21,038,000	523
Megaworld Corp.	13,105,000	500

		1,023

Total Philippines		1,503

Singapore 0.46%

Real Estate Investment Trusts
Suntec REIT	227,000	198

South Africa 0.99%

Specialty Retail
Lewis Group Ltd.	48,968	423

South Korea 2.12%

Auto Components 0.98%
Mando Corp.	2,605	419

Commercial Banks 1.14%
DGB Financial Group, Inc *	40,970	485

Total South Korea		904

Spain 2.64%

Food Products
Ebro Foods SA	32,801	560
Viscofan SA	15,747	567

Total Spain		1,127

Sweden 2.79%

Commercial Services & Supplies 1.34%
Intrum Justitia AB	46,654	570

Food & Staples Retailing 1.45%
Axfood AB	18,207	621

Total Sweden		1,191

Switzerland 0.89%

Capital Markets 0.41%
EFG International AG *	23,921	177

Household Durables 0.48%
Forbo Holding AG Registered Shares *	522	204

Total Switzerland		381

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2011

Investments	Shares	U.S. $ Fair Value (000)
Thailand 0.97%
Independent Power Producers & Energy Traders
Glow Energy Public Co., Ltd.	124,900	$189
Ratchaburi Electricity Generating Holding Public Co., Ltd.	165,100	226

Total Thailand		415

United Kingdom 23.02%

Airlines 1.32%
easyJet plc *	106,018	564

Beverages 1.03%
Britvic plc	90,006	439

Capital Markets 1.09%
3i Group plc	160,749	467

Chemicals 1.30%
Croda International plc	21,747	555

Commercial Services & Supplies 2.76%
Aggreko plc	20,414	514
Babcock International Group plc	39,240	400
Regus plc	233,357	265

		1,179

Electrical Equipment 0.06%
Ceres Power Holdings plc *	51,000	26

Electronic Equipment, Instruments & Components 0.23%
Premier Farnell plc	41,529	100

Hotels, Restaurants & Leisure 1.72%
Bwin.Party Digital Entertainment plc	282,394	539
Sportingbet plc	273,376	197

		736

Industrial Conglomerates 0.72%
Lonrho plc *	1,488,516	308

Insurance 2.33%
Amlin plc	98,430	432
Catlin Group Ltd.	97,163	563

		995

Internet Software & Services 1.31%
Telecity Group plc *	64,785	559

Media 1.33%
Aegis Group plc	293,772	566

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2011

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Metals & Mining 0.64%
New World Resources plc A Shares	38,006	$272

Multi-Line Retail 1.66%
Debenhams plc	373,842	327
Next plc	9,796	384

		711

Oil, Gas & Consumable Fuels 3.30%
Afren plc *	237,486	298
Dragon Oil plc	62,940	464
Max Petroleum plc *	1,067,061	213
Premier Oil plc *	80,535	433

		1,408

Professional Services 2.22%
Intertek Group plc	21,510	618
Michael Page International plc	57,526	328

		946

Total United Kingdom		9,831

United States 0.52%

Energy Equipment & Services
Ocean Rig UDW, Inc. *	14,655	222

Total Common Stocks (cost $45,474,197)		40,528

PREFERRED STOCK 0.50%

Brazil

Machinery
Marcopolo SA (cost $195,664)	58,694	215

Total Long-Term Investments (cost $45,669,861)		40,743

	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 3.38%

Repurchase Agreement

Repurchase Agreement dated 9/30/2011, 0.01% due 10/3/2011 with Fixed Income Clearing Corp. collateralized by $1,475,000 of Federal Home Loan Bank at 0.25% due 7/16/2012; value: $1,475,000; proceeds: $1,441,817 (cost $1,441,816)	$1,442	$1,442

Total Investments in Securities 98.79% (cost $47,111,677)		42,185

Foreign Cash and Other Assets in Excess of Liabilities 1.21%		518

Net Assets 100.00%		$42,703

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - MID CAP VALUE PORTFOLIO September 30, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.29%

Aerospace & Defense 1.81%

Goodrich Corp.	11,690	$1,411
Rockwell Collins, Inc.	101,500	5,355

Total		6,766

Airlines 0.52%

Southwest Airlines Co.	241,000	1,938

Auto Components 0.56%

Lear Corp.	49,300	2,115

Beverages 0.64%

Dr. Pepper Snapple Group, Inc.	61,500	2,385

Capital Markets 3.37%

Affiliated Managers Group, Inc.*	40,400	3,153
Invesco Ltd.	80,500	1,249
Lazard Ltd. Class A	254,440	5,369
LPL Investment Holdings, Inc.*	112,125	2,850

Total		12,621

Chemicals 3.90%

Air Products & Chemicals, Inc.	38,900	2,971
Ashland, Inc.	96,100	4,242
Celanese Corp. Series A	106,794	3,474
Eastman Chemical Co.	57,100	3,913

Total		14,600

Commercial Banks 7.55%

City National Corp.	112,530	4,249
Comerica, Inc.	142,100	3,264
Commerce Bancshares, Inc.	90,119	3,132
Cullen/Frost Bankers, Inc.	82,600	3,788
Hancock Holding Co.	148,793	3,985
M&T Bank Corp.	64,700	4,522
Signature Bank*	80,203	3,828
UMB Financial Corp.	46,700	1,498

Total		28,266

Commercial Services & Supplies 1.74%

Republic Services, Inc.	232,900	6,535

Construction & Engineering 1.49%

Jacobs Engineering Group, Inc.*	101,600	3,281
URS Corp.*	77,963	2,312

Total		5,593

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP VALUE PORTFOLIO September 30, 2011

Investments	Shares	Fair Value (000)
Containers & Packaging 2.99%

Ball Corp.	51,500	$1,597
Greif, Inc. Class A	105,167	4,511
Temple-Inland, Inc.	162,323	5,092

Total		11,200

Diversified Financial Services 0.48%

CIT Group, Inc.*	58,837	1,787

Diversified Telecommunication Services 1.12%

CenturyLink, Inc.	126,219	4,180

Electric: Utilities 1.96%

Northeast Utilities	69,563	2,341
PPL Corp.	175,300	5,003

Total		7,344

Electrical Equipment 1.59%

AMETEK, Inc.	52,350	1,726
General Cable Corp.*	129,900	3,033
Woodward, Inc.	43,654	1,196

Total		5,955

Electronic Equipment, Instruments & Components 2.06%

Anixter International, Inc.	43,384	2,058
FLIR Systems, Inc.	94,446	2,366
TE Connectivity Ltd. (Switzerland)(a)	117,600	3,309

Total		7,733

Energy Equipment & Services 5.00%

Ensco plc ADR	45,720	1,848
GulfMark Offshore, Inc. Class A*	27,099	985
Halliburton Co.	94,960	2,898
Helmerich & Payne, Inc.	29,300	1,190
Rowan Cos., Inc.*	92,500	2,792
Superior Energy Services, Inc.*	106,400	2,792
Tidewater, Inc.	74,450	3,131
Weatherford International Ltd. (Switzerland)*(a)	252,600	3,084

Total		18,720

Food Products 2.34%

Bunge Ltd.	150,234	8,757

Gas Utilities 0.49%

Questar Corp.	104,400	1,849

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP VALUE PORTFOLIO September 30, 2011

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 2.56%

Kinetic Concepts, Inc.*	57,500	$3,789
St. Jude Medical, Inc.	71,400	2,584
Zimmer Holdings, Inc.*	60,100	3,215

Total		9,588

Health Care Providers & Services 4.32%

AmerisourceBergen Corp.	25,300	943
Coventry Health Care, Inc.*	111,400	3,210
DaVita, Inc.*	16,600	1,040
HealthSouth Corp.*	80,535	1,202
Humana, Inc.	40,900	2,975
McKesson Corp.	59,300	4,311
Patterson Cos., Inc.	54,100	1,549
Universal Health Services, Inc. Class B	27,538	936

Total		16,166

Hotels, Restaurants & Leisure 0.14%

Darden Restaurants, Inc.	11,996	513

Household Durables 3.47%

Beam, Inc.	99,400	5,376
Garmin Ltd. (Switzerland)(a)	38,000	1,207
Harman International Industries, Inc.	77,500	2,215
Tupperware Brands Corp.	78,209	4,203

Total		13,001

Industrial Conglomerates 0.63%

Tyco International Ltd. (Switzerland)(a)	58,050	2,366

Information Technology Services 2.34%

Fiserv, Inc.*	118,700	6,026
Western Union Co. (The)	180,300	2,757

Total		8,783

Insurance 3.75%

ACE Ltd. (Switzerland)(a)	49,419	2,995
Aon Corp.	105,000	4,408
Marsh & McLennan Cos., Inc.	109,900	2,917
PartnerRe Ltd.	71,500	3,737

Total		14,057

Life Sciences Tools & Services 0.35%

Charles River Laboratories International, Inc.*	46,200	1,322

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP VALUE PORTFOLIO September 30, 2011

Investments	Shares	Fair Value (000)
Machinery 7.00%

Dover Corp.	96,772	$4,509
Eaton Corp.	97,884	3,475
Ingersoll-Rand plc (Ireland)(a)	66,400	1,865
Kennametal, Inc.	84,600	2,770
Pall Corp.	84,407	3,579
Parker Hannifin Corp.	38,800	2,449
SPX Corp.	39,100	1,772
Trinity Industries, Inc.	209,617	4,488
WABCO Holdings, Inc.*	35,200	1,333

Total		26,240

Media 4.97%

Discovery Communications, Inc. Class A*	87,100	3,277
Interpublic Group of Cos., Inc. (The)	1,172,380	8,441
Omnicom Group, Inc.	186,800	6,882

Total		18,600

Metals & Mining 4.56%

Agnico-Eagle Mines Ltd. (Canada)(a)	44,456	2,646
Carpenter Technology Corp.	82,000	3,681
IAMGOLD Corp. (Canada)(a)	266,700	5,275
Reliance Steel & Aluminum Co.	114,006	3,878
Royal Gold, Inc.	25,200	1,614

Total		17,094

Multi-Line Retail 1.56%

Macy’s, Inc.	221,400	5,827

Multi-Utilities 1.35%

CMS Energy Corp.	254,603	5,039

Office Electronics 0.97%

Xerox Corp.	519,300	3,619

Oil, Gas & Consumable Fuels 7.60%

Cabot Oil & Gas Corp.	20,600	1,275
CONSOL Energy, Inc.	57,406	1,948
El Paso Corp.	322,195	5,632
EQT Corp.	177,559	9,474
Forest Oil Corp.*	51,866	747
QEP Resources, Inc.	196,600	5,322
Range Resources Corp.	69,700	4,075

Total		28,473

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - MID CAP VALUE PORTFOLIO September 30, 2011

Investments	Shares	Fair Value (000)
Pharmaceuticals 4.04%

Mylan, Inc.*	431,611	$7,337
Par Pharmaceutical Cos., Inc.*	73,600	1,959
Warner Chilcott plc Class A (Ireland)*(a)	214,100	3,062
Watson Pharmaceuticals, Inc.*	40,800	2,785

Total		15,143

Real Estate Investment Trusts 0.68%

Alexandria Real Estate Equities, Inc.	41,600	2,554

Road & Rail 0.69%

Kansas City Southern*	52,000	2,598

Semiconductors & Semiconductor Equipment 0.89%

Analog Devices, Inc.	45,000	1,406
Micron Technology, Inc.*	381,700	1,924

Total		3,330

Software 1.87%

Adobe Systems, Inc.*	164,670	3,980
Intuit, Inc.*	63,900	3,031

Total		7,011

Specialty Retail 2.94%

Guess?, Inc.	134,600	3,835
PetSmart, Inc.	60,900	2,597
Pier 1 Imports, Inc.*	469,535	4,592

Total		11,024

Total Common Stocks (cost $368,694,142)		360,692

	Principal Amount (000)
SHORT-TERM INVESTMENT 3.38%

Repurchase Agreement

Repurchase Agreement dated 9/30/2011, 0.01% due 10/3/2011 with Fixed Income Clearing Corp. collateralized by $2,435,000 of Federal Home Loan Bank at 0.25% due 7/16/2012 and $10,440,000 of U.S. Treasury Note at 0.625% due 6/30/2012; value: $12,927,200; proceeds: $12,670,612 (cost $12,670,601)	$12,671	12,671

Total Investments in Securities 99.67% (cost $381,364,743)		373,363

Other Assets in Excess of Liabilities 0.33%		1,218

Net Assets 100.00%		$374,581

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 103.69%

ASSET-BACKED SECURITIES 5.17%

Automobiles 2.82%

Ally Auto Receivables Trust 2011-2 A2	0.67%	10/15/2013	$45		$45,012
AmeriCredit Automobile Receivables Trust 2010-2 A2	1.22%	10/8/2013	19		18,840
AmeriCredit Automobile Receivables Trust 2010-3 A2	0.77%	12/9/2013	5		5,408
AmeriCredit Automobile Receivables Trust 2011-2 A2	0.90%	9/8/2014	20		19,995
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%	3/9/2015	20		19,994
BMW Vehicle Lease Trust 2010-1 A2	0.58%	9/17/2012	2		2,498
CarMax Auto Owner Trust 2010-2 A3	1.41%	2/16/2015	20		20,138
CarMax Auto Owner Trust 2010-3 A2	0.75%	9/16/2013	7		6,898
CarMax Auto Owner Trust 2011-1 A2	0.72%	11/15/2013	20		20,014
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%	1/8/2013	9		8,532
Hyundai Auto Receivables Trust 2010-A A2	0.86%	11/15/2012	—	(a)	791
Nissan Auto Lease Trust 2010-B A2	0.90%	5/15/2013	21		21,102
Santander Drive Auto Receivables Trust 2010-2 A2	0.95%	8/15/2013	19		18,883
Santander Drive Auto Receivables Trust 2010-3 A2	0.93%	6/17/2013	4		4,008
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%	2/18/2014	25		24,980
Santander Drive Auto Receivables Trust 2011-2 A2	1.04%	4/15/2014	25		24,985
Santander Drive Auto Receivables Trust 2011-3 A2	1.11%	8/15/2014	20		19,996

Total					282,074

Credit Cards 2.32%

American Express Issuance Trust 2005-2 A	0.299%#	8/15/2013	50		49,971
Bank of America Credit Card Trust 2006-A15	0.229%#	4/15/2014	25		24,998
Capital One Multi-Asset Execution Trust 2005-A1	0.299%#	1/15/2015	45		44,987
Chase Issuance Trust 2009-A2	1.779%#	4/15/2014	112		112,928

Total					232,884

Other 0.03%

SLM Student Loan Trust 2008-8 A1	0.753%#	10/27/2014	3		2,640

Total Asset-Backed Securities (cost $517,511)					517,598

CORPORATE BONDS 35.43%

Air Transportation 0.21%

Continental Airlines, Inc.	6.545%	2/2/2019	—	(a)	918
Qantas Airways Ltd. (Australia)†(b)	6.05%	4/15/2016	10		10,690

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Air Transportation (continued)

Southwest Airlines Co.†	10.50%	12/15/2011	$9	$9,150

Total				20,758

Apparel 0.21%

PVH Corp.	7.75%	11/15/2023	20	21,171

Auto Parts: Original Equipment 0.11%

BorgWarner, Inc.	8.00%	10/1/2019	9	11,160

Automotive 0.13%

Cooper-Standard Automotive, Inc.	8.50%	5/1/2018	3	3,075
Ford Motor Co.	7.45%	7/16/2031	9	10,205

Total				13,280

Banks: Diversified 1.36%

Bank of America Corp.	5.625%	7/1/2020	5	4,613
Bank of America Corp.	7.625%	6/1/2019	35	36,818
Citigroup, Inc.	8.50%	5/22/2019	10	12,096
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	24	24,169
Goldman Sachs Group, Inc. (The)	6.25%	2/1/2041	5	4,878
Goldman Sachs Group, Inc. (The)	7.50%	2/15/2019	9	10,057
JPMorgan Chase & Co.	4.35%	8/15/2021	37	37,463
Morgan Stanley	7.25%	4/1/2032	2	2,027
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	5	4,350

Total				136,471

Banks: Money Center 1.45%

Huntington Bancshares, Inc.	7.00%	12/15/2020	46	52,155
SVB Financial Group	5.375%	9/15/2020	16	16,659
Western Federal Credit Union	1.75%	11/2/2012	75	76,159

Total				144,973

Beverages 0.17%

Bacardi Ltd.†	7.45%	4/1/2014	15	17,116

Biotechnology Research & Production 0.43%

Amgen, Inc.	5.70%	2/1/2019	4	4,788
Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	35	37,975

Total				42,763

Broadcasting 0.05%

Cox Communications, Inc.	4.625%	6/1/2013	5	5,260

Brokers 0.41%

Raymond James Financial, Inc.	8.60%	8/15/2019	34	40,643

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.49%

Building Materials Corp. of America†	7.00%	2/15/2020	$7	$7,017
Holcim US Finance SARL & Cie SCS (Luxembourg)†(b)	6.00%	12/30/2019	5	5,315
Owens Corning, Inc.	9.00%	6/15/2019	31	36,654

Total				48,986

Business Services 0.22%

Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	6	5,550
Hillenbrand, Inc.	5.50%	7/15/2020	3	3,215
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings	10.25%	12/1/2017	10	9,625
Verisk Analytics, Inc.	5.80%	5/1/2021	3	3,374

Total				21,764

Cable Services 0.27%

CCH II LLC/CCH II Capital Corp.	13.50%	11/30/2016	5	5,725
Time Warner Cable, Inc.	5.50%	9/1/2041	22	21,824

Total				27,549

Chemicals 1.77%

Airgas, Inc.	7.125%	10/1/2018	33	35,402
Basell Finance Co. BV (Netherlands)†(b)	8.10%	3/15/2027	3	3,285
Dow Chemical Co.	4.85%	8/15/2012	17	17,507
Incitec Pivot Finance LLC†	6.00%	12/10/2019	30	33,042
Methanex Corp. (Canada)(b)	6.00%	8/15/2015	7	7,212
Methanex Corp. (Canada)(b)	8.75%	8/15/2012	3	3,113
Mosaic Co. (The)†	7.625%	12/1/2016	45	47,196
Westlake Chemical Corp.	6.625%	1/15/2016	14	14,210
Yara International ASA (Norway)†(b)	5.25%	12/15/2014	15	16,271

Total				177,238

Coal 0.27%

Drummond Co., Inc.	7.375%	2/15/2016	18	18,315
Drummond Co., Inc.†	9.00%	10/15/2014	7	7,192
Penn Virginia Corp.	7.25%	4/15/2019	2	1,860

Total				27,367

Computer Hardware 0.08%

Maxim Integrated Products, Inc.	3.45%	6/14/2013	2	2,064
Seagate Technology International†	10.00%	5/1/2014	5	5,625

Total				7,689

Computer Software 0.57%

BMC Software, Inc.	7.25%	6/1/2018	25	30,023
Intuit, Inc.	5.40%	3/15/2012	2	2,037

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Software (continued)

SunGard Data Systems, Inc.	10.25%	8/15/2015	$25	$25,375

Total				57,435

Consumer Products 0.18%

American Greetings Corp.	7.375%	6/1/2016	6	6,135
Scotts Miracle-Gro Co. (The)	7.25%	1/15/2018	4	4,080
Tupperware Brands Corp.†	4.75%	6/1/2021	8	8,028

Total				18,243

Containers 0.90%

Ball Corp.	6.625%	3/15/2018	10	10,100
Crown Americas LLC/Crown Americas Capital Corp. II	7.625%	5/15/2017	5	5,312
Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	25	19,750
Graham Packaging Co. LP/GPC Capital Corp. I	8.25%	10/1/2018	5	5,050
Owens-Illinois, Inc.	7.80%	5/15/2018	25	25,750
Pactiv Corp.	7.95%	12/15/2025	19	13,680
Rock-Tenn Co.	5.625%	3/15/2013	6	6,180
Rock-Tenn Co.	9.25%	3/15/2016	4	4,280

Total				90,102

Diversified 0.09%

BHP Billiton Finance USA Ltd. (Australia)(b)	6.50%	4/1/2019	7	8,615

Drugs 0.12%

Pfizer, Inc.	7.20%	3/15/2039	2	2,931
Valeant Pharmaceuticals International†	6.50%	7/15/2016	10	9,350

Total				12,281

Electric: Power 1.22%

Black Hills Corp.	9.00%	5/15/2014	3	3,457
Bruce Mansfield Unit	6.85%	6/1/2034	2	2,081
Connecticut Light & Power Co. (The)	6.35%	6/1/2036	2	2,610
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	6	4,515
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	5	5,076
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	15	15,565
KCP&L Greater Missouri Operations Co.	11.875%	7/1/2012	3	3,227
NiSource Finance Corp.	10.75%	3/15/2016	28	36,338
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.†	10.875%	6/1/2016	15	15,638
PNM Resources, Inc.	9.25%	5/15/2015	6	6,645
PPL WEM Holdings plc (United Kingdom)†(b)	5.375%	5/1/2021	5	5,336
Tampa Electric Co.	6.55%	5/15/2036	2	2,597
Texas-New Mexico Power Co.†	9.50%	4/1/2019	12	15,778
Wisconsin Electric Power Co.	5.625%	5/15/2033	3	3,639

Total				122,502

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electrical Equipment 0.14%

Public Service Co. of New Mexico	7.95%	5/15/2018	$12	$13,787

Electrical: Household 0.04%

Legrand France SA (France)(b)	8.50%	2/15/2025	3	3,713

Electronics 0.03%

Thomas & Betts Corp.	5.625%	11/15/2021	3	3,527

Electronics: Semi-Conductors/Components 0.56%

KLA-Tencor Corp.	6.90%	5/1/2018	49	56,065

Energy Equipment & Services 0.80%

Cameron International Corp.	6.375%	7/15/2018	10	11,772
Cameron International Corp.	7.00%	7/15/2038	52	64,520
Michigan Consolidated Gas Co.	5.70%	3/15/2033	3	3,596

Total				79,888

Engineering & Contracting Services 0.03%

Aeropuertos Argentina 2000 SA (Argentina)†(b)	10.75%	12/1/2020	3	2,997

Environmental Services 0.38%

Casella Waste Systems, Inc.	11.00%	7/15/2014	19	20,235
Williams Cos., Inc. (The)	8.75%	3/15/2032	3	3,932
Xylem, Inc.†	4.875%	10/1/2021	13	13,536

Total				37,703

Fertilizers 0.13%

Mosaic Global Holdings, Inc.	7.30%	1/15/2028	5	6,351
Potash Corp. of Saskatchewan, Inc. (Canada)(b)	5.875%	12/1/2036	6	7,219

Total				13,570

Financial Services 2.58%

General Electric Capital Corp.	2.00%	9/28/2012	85	86,461
General Electric Capital Corp.	6.875%	1/10/2039	92	105,941
Merrill Lynch & Co., Inc.	6.05%	8/15/2012	19	19,178
Petrobras International Finance Co. (Brazil)(b)	5.375%	1/27/2021	2	2,042
Petrobras International Finance Co. (Brazil)(b)	6.875%	1/20/2040	2	2,130
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	9	9,112
TD Ameritrade Holding Corp.	5.60%	12/1/2019	4	4,325
Western Union Co. (The)	3.65%	8/22/2018	4	4,043
Woodside Finance Ltd. (Australia)†(b)	8.75%	3/1/2019	20	25,735

Total				258,967

Financial: Miscellaneous 0.40%

NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	10	10,601
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	5	5,015

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial: Miscellaneous (continued)

SLM Corp.	6.25%	1/25/2016	$25	$24,561

Total				40,177

Food 0.38%

Arcor (Argentina)†(b)	7.25%	11/9/2017	2	2,060
Southern States Cooperative, Inc.†	11.25%	5/15/2015	2	2,080
Tyson Foods, Inc.	6.85%	4/1/2016	5	5,462
Wm. Wrigley Jr. Co.†	3.70%	6/30/2014	28	28,963

Total				38,565

Gaming 0.14%

CCM Merger, Inc.†	8.00%	8/1/2013	15	14,250

Health Care Products 0.50%

Bausch & Lomb, Inc.	9.875%	11/1/2015	10	10,075
Biomet, Inc.	11.625%	10/15/2017	10	10,425
Hanger Orthopedic Group, Inc.	7.125%	11/15/2018	25	24,500
HCA, Inc.	8.50%	4/15/2019	5	5,325

Total				50,325

Health Care Services 0.49%

Centene Corp.	5.75%	6/1/2017	5	4,906
Express Scripts, Inc.	5.25%	6/15/2012	21	21,567
Omega Healthcare Investors, Inc.	7.00%	1/15/2016	20	20,450
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	2	2,030

Total				48,953

Hospital Management 0.04%

Universal Health Services, Inc.	6.75%	11/15/2011	2	2,005
Universal Health Services, Inc.	7.125%	6/30/2016	2	2,105

Total				4,110

Household Equipment/Products 0.03%

American Standard Americas†	10.75%	1/15/2016	4	3,060

Household Furnishings 0.09%

Sealy Mattress Co.†	10.875%	4/15/2016	2	2,120
Simmons Bedding Co.†	11.25%	7/15/2015	7	7,254

Total				9,374

Insurance 1.13%

Aflac, Inc.	8.50%	5/15/2019	5	6,095
American International Group, Inc.	4.875%	9/15/2016	5	4,799

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance (continued)

Fidelity National Financial, Inc.	6.60%	5/15/2017	$2	$2,110
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	5	4,759
Liberty Mutual Group, Inc.†	6.50%	3/15/2035	5	4,839
Markel Corp.	7.125%	9/30/2019	17	19,291
Validus Holdings Ltd.	8.875%	1/26/2040	6	6,675
Willis North America, Inc.	5.625%	7/15/2015	25	27,202
Willis North America, Inc.	7.00%	9/29/2019	32	37,076

Total				112,846

Investment Management Companies 0.64%

Lazard Group LLC	7.125%	5/15/2015	44	48,636
Oaktree Capital Management LP†	6.75%	12/2/2019	15	15,664

Total				64,300

Leasing 0.02%

International Lease Finance Corp.	8.625%	9/15/2015	2	1,993

Leisure 0.26%

Wynn Las Vegas LLC/Capital Corp.	7.75%	8/15/2020	25	26,375

Lodging 0.21%

Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	10	9,475
Hyatt Hotels Corp.†	6.875%	8/15/2019	10	11,273

Total				20,748

Machinery: Agricultural 0.24%

Lorillard Tobacco Co.	8.125%	6/23/2019	11	12,905
Lorillard Tobacco Co.	8.125%	5/1/2040	9	10,747

Total				23,652

Machinery: Industrial/Specialty 0.37%

Amkor Technology, Inc.†	6.625%	6/1/2021	1	900
CPM Holdings, Inc.	10.625%	9/1/2014	4	4,260
Cummins, Inc.	7.125%	3/1/2028	25	31,629

Total				36,789

Machinery: Oil Well Equipment & Services 0.57%

National Oilwell Varco, Inc.	6.125%	8/15/2015	32	32,758
Pride International, Inc.	6.875%	8/15/2020	10	11,558
Pride International, Inc.	8.50%	6/15/2019	10	12,552

Total				56,868

Media 1.74%

DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	93	100,072
NBCUniversal Media LLC	6.40%	4/30/2040	51	59,670

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media (continued)

Nielsen Finance LLC/Nielsen Finance Co.	11.625%	2/1/2014	$5	$5,700
Videotron Ltee (Canada)(b)	6.875%	1/15/2014	9	9,045

Total				174,487

Metal Fabricating 0.09%

Timken Co.	6.00%	9/15/2014	8	8,854

Metals & Minerals: Miscellaneous 1.30%

AngloGold Ashanti Holdings plc (United Kingdom)(b)	6.50%	4/15/2040	23	21,917
Compass Minerals International, Inc.	8.00%	6/1/2019	30	31,500
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	40	42,947
Quadra FNX Mining Ltd. (Canada)†(b)	7.75%	6/15/2019	16	15,560
Rio Tinto Finance USA Ltd. (Australia)(b)	9.00%	5/1/2019	14	18,869

Total				130,793

Natural Gas 0.20%

Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	2	2,552
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	2	2,250
Spectra Energy Capital LLC	5.50%	3/1/2014	4	4,314
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	8	10,561

Total				19,677

Oil 1.51%

Antero Resources Finance Corp.†	7.25%	8/1/2019	7	6,685
Brigham Exploration Co.	8.75%	10/1/2018	2	2,150
Canadian Oil Sands Ltd. (Canada)†(b)	7.75%	5/15/2019	35	42,885
Continental Resources, Inc.	8.25%	10/1/2019	2	2,150
Ecopetrol SA (Colombia)(b)	7.625%	7/23/2019	1	1,175
HollyFrontier Corp.	9.875%	6/15/2017	14	15,190
NuStar Logistics LP	6.05%	3/15/2013	10	10,585
Pan American Energy LLC (Argentina)†(b)	7.875%	5/7/2021	3	3,034
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	10	12,694
QEP Resources, Inc.	6.875%	3/1/2021	5	5,250
Rosetta Resources, Inc.	9.50%	4/15/2018	2	2,050
SEACOR Holdings, Inc.	7.375%	10/1/2019	15	16,241
Shell International Finance BV (Netherlands)(b)	5.50%	3/25/2040	2	2,497
Valero Energy Corp.	9.375%	3/15/2019	6	7,700
Valero Energy Corp.	10.50%	3/15/2039	14	20,698

Total				150,984

Oil: Crude Producers 0.41%

Enogex LLC†	6.875%	7/15/2014	13	14,280
Holly Energy Partners LP/Holly Energy Finance Corp.	6.25%	3/1/2015	10	9,925
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	2	1,990
NGPL PipeCo LLC†	6.514%	12/15/2012	10	10,411
Noble Energy, Inc.	5.25%	4/15/2014	2	2,179

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Southeast Supply Header LLC†	4.85%	8/15/2014	$2	$2,140

Total				40,925

Oil: Integrated Domestic 1.08%

Kinder Morgan Energy Partners LP	5.85%	9/15/2012	21	21,858
National Fuel Gas Co.	8.75%	5/1/2019	23	30,158
Occidental Petroleum Corp.	9.25%	8/1/2019	2	2,867
Questar Gas Co.	7.20%	4/1/2038	3	4,141
Rockies Express Pipeline LLC†	6.85%	7/15/2018	15	15,782
Rowan Cos., Inc.	7.875%	8/1/2019	27	31,928
Trinidad Drilling Ltd. (Canada)†(b)	7.875%	1/15/2019	2	2,000

Total				108,734

Oil: Integrated International 0.26%

Weatherford International Ltd.	4.95%	10/15/2013	11	11,642
Weatherford International Ltd.	9.875%	3/1/2039	10	14,216

Total				25,858

Paper & Forest Products 1.12%

Clearwater Paper Corp.	10.625%	6/15/2016	3	3,304
Georgia-Pacific LLC†	7.125%	1/15/2017	3	3,147
Georgia-Pacific LLC	8.875%	5/15/2031	25	31,283
International Paper Co.	9.375%	5/15/2019	25	30,602
PH Glatfelter Co.	7.125%	5/1/2016	7	6,930
Plum Creek Timberlands LP	4.70%	3/15/2021	14	14,210
Plum Creek Timberlands LP	5.875%	11/15/2015	3	3,340
Smurfit Kappa Funding plc (Ireland)(b)	7.75%	4/1/2015	10	9,650
West Fraser Timber Co. Ltd. (Canada)†(b)	5.20%	10/15/2014	10	9,850

Total				112,316

Plastics 0.25%

Plastipak Holdings, Inc.†	8.50%	12/15/2015	25	24,875

Pollution Control 0.23%

Allied Waste North America, Inc.	6.875%	6/1/2017	12	12,840
Clean Harbors, Inc.	7.625%	8/15/2016	10	10,475

Total				23,315

Printing 0.10%

Quebecor Media, Inc. (Canada)(b)	7.75%	3/15/2016	10	10,050

Real Estate Investment Trusts 2.12%

Developers Diversified Realty Corp.	5.375%	10/15/2012	30	30,164
Developers Diversified Realty Corp.	5.50%	5/1/2015	25	24,980
Entertainment Properties Trust	7.75%	7/15/2020	9	9,675
Federal Realty Investment Trust	5.40%	12/1/2013	3	3,170
Federal Realty Investment Trust	5.90%	4/1/2020	4	4,349

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

HCP, Inc.	6.00%	1/30/2017	$24	$25,298
Health Care REIT, Inc.	5.25%	1/15/2022	11	10,451
Kilroy Realty LP	6.625%	6/1/2020	10	10,886
Reckson Operating Partnership LP	5.875%	8/15/2014	15	15,607
Rouse Co. LP (The)	6.75%	11/9/2015	8	8,000
UDR, Inc.	6.05%	6/1/2013	15	15,762
Ventas Realty LP/Ventas Capital Corp.	6.50%	6/1/2016	15	15,453
Weyerhaeuser Co.	6.95%	8/1/2017	5	5,615
Weyerhaeuser Co.	7.375%	10/1/2019	30	33,183

Total				212,593

Restaurants 0.27%

OSI Restaurant Partners LLC	10.00%	6/15/2015	27	27,067

Retail 0.36%

DineEquity, Inc.	9.50%	10/30/2018	10	9,975
Family Dollar Stores, Inc.	5.00%	2/1/2021	4	3,926
Macy’s Retail Holdings, Inc.	5.35%	3/15/2012	4	4,062
QVC, Inc.†	7.125%	4/15/2017	10	10,500
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75%	8/1/2016	5	5,275
Wendy’s/Arby’s Restaurants LLC	10.00%	7/15/2016	2	2,115

Total				35,853

Services 0.28%

FireKeepers Development Authority†	13.875%	5/1/2015	8	9,080
Iron Mountain, Inc.	6.625%	1/1/2016	19	19,000

Total				28,080

Steel 0.77%

Allegheny Technologies, Inc.	8.375%	12/15/2011	10	10,098
Allegheny Technologies, Inc.	9.375%	6/1/2019	30	37,817
Valmont Industries, Inc.	6.625%	4/20/2020	25	29,112

Total				77,027

Telecommunications 0.66%

Atlantic Broadband Finance LLC	9.375%	1/15/2014	30	29,925
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	12	12,840
DigitalGlobe, Inc.	10.50%	5/1/2014	4	4,440
GeoEye, Inc.	9.625%	10/1/2015	2	2,190
Qwest Corp.	8.875%	3/15/2012	16	16,580

Total				65,975

Telecommunications Equipment 0.05%

Cisco Systems, Inc.	4.95%	2/15/2019	4	4,559

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Tobacco 0.48%

Altria Group, Inc.	9.95%	11/10/2038	$34	$48,595

Transportation: Miscellaneous 1.02%

Asciano Finance Ltd. (Australia)†(b)	4.625%	9/23/2020	15	14,644
Asciano Finance Ltd. (Australia)†(b)	5.00%	4/7/2018	5	5,120
CSX Corp.	6.30%	3/15/2012	10	10,234
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.125%	6/15/2021	33	33,000
Transportadora de Gas del Sur SA (Argentina)†(b)	7.875%	5/14/2017	3	2,670
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	34	36,147

Total				101,815

Utilities 0.06%

Commonwealth Edison Co.	6.95%	7/15/2018	5	5,818

Utilities: Electrical 0.16%

Otter Tail Corp.	9.00%	12/15/2016	15	16,238

Total Corporate Bonds (cost $3,547,080)				3,550,456

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.65%

Canada 0.45%

Province of Quebec	2.75%	8/25/2021	45	44,679

Panama 0.09%

Republic of Panama	6.70%	1/26/2036	7	8,505

Peru 0.02%

Republic of Peru	6.55%	3/14/2037	2	2,330

Venezuela 0.09%

Republic of Venezuela	9.375%	1/13/2034	15	9,338

Total Foreign Government Obligations (cost $66,341)				64,852

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.88%

Federal Home Loan Mortgage Corp. K003 A5	5.085%	3/25/2019	60	68,398
Federal Home Loan Mortgage Corp. K004 A2	4.186%	8/25/2019	65	72,358
Federal Home Loan Mortgage Corp. K005 A2	4.317%	11/25/2019	80	88,919
Federal Home Loan Mortgage Corp. K703 A2	2.699%	5/25/2018	40	40,210
Federal National Mortgage Assoc. 2005-14 OP	4.50%	10/25/2028	3	2,704
Federal National Mortgage Assoc. 2009-M2 A2	3.334%	1/25/2019	15	16,089

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $277,757)				288,678

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 24.47%

Federal Home Loan Mortgage Corp.(c)	3.50%	TBA	35	35,941
Federal Home Loan Mortgage Corp.(c)	4.00%	TBA	670	701,406

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal Home Loan Mortgage Corp.	4.737%#	4/1/2034	$15		$16,150
Federal Home Loan Mortgage Corp.(c)	5.00%	TBA	110		118,095
Federal Home Loan Mortgage Corp.	5.029%#	6/1/2036	11		11,160
Federal Home Loan Mortgage Corp.	5.076%#	9/1/2035	13		13,637
Federal Home Loan Mortgage Corp.(c)	5.50%	TBA	200		216,313
Federal Home Loan Mortgage Corp.	5.73%#	11/1/2037	60		64,554
Federal Home Loan Mortgage Corp.	5.912%#	2/1/2037	48		50,768
Federal National Mortgage Assoc.	3.021%#	5/1/2037	19		20,115
Federal National Mortgage Assoc.(c)	3.50%	TBA	550		565,211
Federal National Mortgage Assoc.(c)	4.50%	TBA	25		26,606
Federal National Mortgage Assoc.	4.50%	2/1/2041 - 8/1/2041	8		9,109
Federal National Mortgage Assoc.	4.737%#	4/1/2038	17		17,796
Federal National Mortgage Assoc.	4.892%#	9/1/2037	12		12,961
Federal National Mortgage Assoc.	4.939%#	7/1/2038	14		14,503
Federal National Mortgage Assoc.	5.082%#	10/1/2038	—	(a)	500
Federal National Mortgage Assoc.	5.50%	11/1/2034 - 2/1/2038	451		491,143
Federal National Mortgage Assoc.	6.00%	11/1/2036	60		65,991

Total Government Sponsored Enterprises Pass-Throughs (cost $2,429,559)					2,451,959

MUNICIPAL BONDS 0.79%

Education 0.06%

Univ of CA Rev Build America Bds Regents Univ	5.77%	5/15/2043	5		5,759

Health Care 0.06%

CA Infrastr & Econ Dev Bk Build America Bds Regents Univ	6.486%	5/15/2049	5		5,885

Other Revenue 0.12%

Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%	7/1/2043	10		11,837

Transportation 0.11%

Bay Area Toll Auth CA Build America Bds Ser S1	6.918%	4/1/2040	2		2,574
Bay Area Toll Auth CA Build America Bds Ser S3	6.907%	10/1/2050	2		2,600
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.845%	1/1/2038	5		5,566

Total					10,740

Utilities 0.44%

Grant Cnty WA Pub Util Dist No 2 Build America Bds	5.83%	1/1/2040	5		5,706
Muni Elec Auth GA Build America Bds	7.055%	4/1/2057	15		15,538
New York City NY Muni Wtr Fin Auth Build America Bds	6.011%	6/15/2042	5		6,368
New York City NY Muni Wtr Fin Auth Build America Bds	6.282%	6/15/2042	5		5,729

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Utilities (continued)

Sacramento CA Muni Util Dist Build America Bds Ser W	6.156%	5/15/2036	$10		$11,380

Total					44,721

Total Municipal Bonds (cost $68,965)					78,942

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.86%

Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%	7/11/2043	21		21,446
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	2		2,494
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T10 A1	4.00%	3/13/2040	5		5,083
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.878%#	9/11/2038	24		25,126
Commercial Mortgage Pass-Through Certificates 2005-C6 A5A	5.116%	6/10/2044	10		10,864
Commercial Mortgage Pass-Through Certificates 2006-C8 A4	5.306%	12/10/2046	15		15,804
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%	12/10/2046	20		17,777
Commercial Mortgage Pass-Through Certificates 2007-C9 A4	6.008%#	12/10/2049	15		16,251
Credit Suisse Mortgage Capital Certificates 2006-C4 A3	5.467%	9/15/2039	25		25,806
Credit Suisse Mortgage Capital Certificates 2006-C5 A3	5.311%	12/15/2039	30		31,506
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%	8/15/2036	—	(a)	539
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%	11/15/2036	37		37,861
GE Capital Commercial Mortgage Corp. 2002-2A A3	5.349%	8/11/2036	30		30,574
GE Capital Commercial Mortgage Corp. 2002-3A A2	4.996%	12/10/2037	9		9,663
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	3		3,495
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%	4/10/2037	20		20,208
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%	7/10/2039	7		7,030
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	6		5,583
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%	4/10/2038	10		9,175
GS Mortgage Securities Corp. II 2006-GG8 A4	5.56%	11/10/2039	10		10,606
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%	11/10/2039	10		9,090
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	10		9,914
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	20		19,640
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A4	5.372%#	12/15/2044	40		43,996
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4	6.072%#	4/15/2045	45		49,631

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.99%#	6/15/2049	$20		$20,306
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A4	6.005%#	6/15/2049	10		10,493
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	6.005%#	6/15/2049	15		12,014
LB-UBS Commercial Mortgage Trust 2005-C5 A4	4.954%	9/15/2030	10		10,842
LB-UBS Commercial Mortgage Trust 2006-C7 A3	5.347%	11/15/2038	15		15,904
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%	2/15/2040	10		8,879
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.475%#	11/12/2037	25		24,349
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%	1/12/2044	29		29,291
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	2		2,236
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	2		1,838
Morgan Stanley Capital I 2007-IQ15 A4	6.080%#	6/11/2049	25		26,616
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	—	(a)	958
Wachovia Bank Commercial Mortgage Trust 2003-C7 A1†	4.241%	10/15/2035	31		30,651
Wachovia Bank Commercial Mortgage Trust 2005-C20 A7	5.118%	7/15/2042	20		21,832
Wachovia Bank Commercial Mortgage Trust 2005-C20 B	5.396%#	7/15/2042	15		12,816
Wachovia Bank Commercial Mortgage Trust 2006-C23 AJ	5.515%	1/15/2045	10		8,277
Wachovia Bank Commercial Mortgage Trust 2006-C27 A3	5.765%	7/15/2045	55		60,259
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	10		9,743
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%	12/15/2043	20		20,287
Wachovia Bank Commercial Mortgage Trust 2007-C32 A3	5.931%#	6/15/2049	20		20,790

Total Non-Agency Commercial Mortgage-Backed Securities (cost $797,731)					787,543

U.S. TREASURY OBLIGATIONS 26.44%

U.S. Treasury Bond	4.375%	5/15/2041	270		348,850
U.S. Treasury Note	0.625%	7/15/2014	394		396,461
U.S. Treasury Note	1.00%	8/31/2016	855		857,271
U.S. Treasury Note	1.00%	9/30/2016	99		99,162
U.S. Treasury Note	1.375%	1/15/2013	348		353,179
U.S. Treasury Note	2.125%	8/15/2021	237		241,223

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS (continued)

U.S. Treasury Note	2.75%	12/31/2017	$324	$353,185

Total U.S. Treasury Obligations (cost $2,587,430)				2,649,331

Total Long-Term Investments (cost $10,292,374)				10,389,359

SHORT-TERM INVESTMENT 11.30%

Repurchase Agreement

Repurchase Agreement dated 9/30/2011, 0.01% due 10/3/2011 with Fixed Income Clearing Corp. collateralized by $1,155,000 of Federal Home Loan Mortgage Corp. at 0.90% due 9/12/2014; value: $1,156,698; proceeds: $1,132,534 (cost $1,132,533)			1,133	1,132,533

Total Investments in Securities 114.99% (cost $11,424,907)				11,521,892

Liabilities in Excess of Other Assets (14.99%)				(1,501,846)

Net Assets 100.00%				$10,020,046

REIT Real Estate Investment Trust.

#	Variable rate security. The interest rate represents the rate in effect at September 30, 2011.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Amount is less than $1,000.
(b)	Foreign security traded in U.S. dollars.
(c)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO September 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS 112.74%

Aerospace & Defense 1.37%

Hexcel Corp.*	109	$2,415

Air Freight & Logistics 1.17%

Atlas Air Worldwide Holdings, Inc.*	62	2,064

Auto Components 1.07%

Gentex Corp.	79	1,900

Building Products 1.37%

Crane Co.	68	2,427

Capital Markets 2.25%

Lazard Ltd. Class A	101	2,131
LPL Investment Holdings, Inc.*	73	1,856

Total		3,987

Chemicals 4.48%

Albemarle Corp.	55	2,222
Celanese Corp. Series A	63	2,050
Chemtura Corp.*	104	1,043
Eastman Chemical Co.	38	2,604

Total		7,919

Commercial Banks 7.90%

BOK Financial Corp.	53	2,485
Comerica, Inc.	95	2,182
Commerce Bancshares, Inc.	60	2,085
Cullen/Frost Bankers, Inc.	28	1,284
East West Bancorp, Inc.	101	1,506
Hancock Holding Co.	83	2,223
Signature Bank*	46	2,196

Total		13,961

Commercial Services & Supplies 3.05%

Tetra Tech, Inc.*	95	1,780
Waste Connections, Inc.	107	3,619

Total		5,399

Construction & Engineering 2.85%

Chicago Bridge & Iron Co. NV (Netherlands)(a)	97	2,777
Jacobs Engineering Group, Inc.*	70	2,260

Total		5,037

Containers & Packaging 2.22%

Temple-Inland, Inc.	125	3,921

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO September 30, 2011

Investments	Shares	Fair Value
Electric: Utilities 4.34%

Cleco Corp.	61	$2,083
ITC Holdings Corp.	31	2,400
NV Energy, Inc.	217	3,192

Total		7,675

Electrical Equipment 1.20%

EnerSys*	106	2,122

Electronic Equipment, Instruments & Components 2.15%

Amphenol Corp. Class A	44	1,794
ScanSource, Inc.*	68	2,010

Total		3,804

Energy Equipment & Services 5.50%

GulfMark Offshore, Inc. Class A*	42	1,526
Helix Energy Solutions Group, Inc.*	91	1,192
Key Energy Services, Inc.*	207	1,964
Rowan Cos., Inc.*	92	2,778
Superior Energy Services, Inc.*	86	2,257

Total		9,717

Food Products 1.88%

Bunge Ltd.	44	2,565
Ralcorp Holdings, Inc.*	10	767

Total		3,332

Gas Utilities 0.91%

UGI Corp.	61	1,603

Health Care Equipment & Supplies 4.82%

CareFusion Corp.*	112	2,682
Kinetic Concepts, Inc.*	74	4,876
NuVasive, Inc.*	56	956

Total		8,514

Health Care Providers & Services 3.50%

Coventry Health Care, Inc.*	126	3,630
DaVita, Inc.*	13	815
McKesson Corp.	24	1,745

Total		6,190

Hotels, Restaurants & Leisure 2.21%

Darden Restaurants, Inc.	68	2,907
Hyatt Hotels Corp. Class A*	32	1,004

Total		3,911

Household Durables 3.45%

Beam, Inc.	93	5,029

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO September 30, 2011

Investments	Shares	Fair Value
Household Durables (continued)
Mohawk Industries, Inc.*	25	$1,073

Total		6,102

Information Technology Services 9.30%

Alliance Data Systems Corp.*	45	4,171
Amdocs Ltd. (Guernsey)*(a)	127	3,444
Fiserv, Inc.*	45	2,285
FleetCor Technologies, Inc.*	52	1,366
Global Payments, Inc.	62	2,504
Sapient Corp.	263	2,667

Total		16,437

Insurance 4.89%

Alterra Capital Holdings Ltd.	176	3,339
Arch Capital Group Ltd.*	89	2,908
HCC Insurance Holdings, Inc.	89	2,407

Total		8,654

Life Sciences Tools & Services 1.87%

Charles River Laboratories International, Inc.*	49	1,402
PerkinElmer, Inc.	99	1,902

Total		3,304

Machinery 2.79%

SPX Corp.	40	1,812
Trinity Industries, Inc.	89	1,905
WABCO Holdings, Inc.*	32	1,212

Total		4,929

Marine 0.77%

Kirby Corp.*	26	1,369

Media 3.49%

Interpublic Group of Cos., Inc. (The)	455	3,276
John Wiley & Sons, Inc. Class A	65	2,887

Total		6,163

Metals & Mining 6.25%

Agnico-Eagle Mines Ltd. (Canada)(a)	37	2,202
Allegheny Technologies, Inc.	32	1,184
Carpenter Technology Corp.	62	2,783
IAMGOLD Corp. (Canada)(a)	132	2,611
Reliance Steel & Aluminum Co.	67	2,279

Total		11,059

Multi-Utilities 2.33%

CMS Energy Corp.	102	2,019
Wisconsin Energy Corp.	67	2,096

Total		4,115

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO September 30, 2011

Investments	Shares	Fair Value
Oil, Gas & Consumable Fuels 3.51%

EQT Corp.	56	$2,988
Range Resources Corp.	55	3,215

Total		6,203

Paper & Forest Products 0.70%

Schweitzer-Mauduit International, Inc.	22	1,229

Pharmaceuticals 3.18%

Warner Chilcott plc Class A (Ireland)*(a)	107	1,530
Watson Pharmaceuticals, Inc.*	60	4,095

Total		5,625

Real Estate Investment Trusts 1.99%

American Campus Communities, Inc.	43	1,600
Duke Realty Corp.	89	934
Host Hotels & Resorts, Inc.	90	985

Total		3,519

Road & Rail 4.25%

Genesee & Wyoming, Inc. Class A*	36	1,675
Heartland Express, Inc.	143	1,939
Kansas City Southern*	43	2,148
Werner Enterprises, Inc.	84	1,750

Total		7,512

Semiconductors & Semiconductor Equipment 2.98%

Cypress Semiconductor Corp.*	115	1,722
Lam Research Corp.*	28	1,063
Silicon Laboratories, Inc.*	74	2,480

Total		5,265

Software 2.07%

Nuance Communications, Inc.*	180	3,665

Specialty Retail 0.93%

Men’s Wearhouse, Inc. (The)	63	1,643

Textiles, Apparel & Luxury Goods 2.72%

Maidenform Brands, Inc.*	49	1,147
PVH Corp.	63	3,669

Total		4,816

Trading Companies & Distributors 1.03%

TAL International Group, Inc.	73	1,821

Total Investments in Common Stocks 112.74% (cost $217,892)		199,328

Liabilities in Excess of Cash and Other Assets (12.74)%		(22,517)

Net Assets 100%		$176,811

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of the following twelve portfolios (separately, a “Fund” and collectively, the “Funds”): Bond-Debenture Portfolio (“Bond Debenture”), Capital Structure Portfolio (“Capital Structure”), Classic Stock Portfolio (“Classic Stock”), Developing Growth Portfolio (“Developing Growth”), Fundamental Equity Portfolio (“Fundamental Equity”), Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), International Core Equity Portfolio (“International Core Equity”), International Opportunities Portfolio (“International Opportunities”), Mid-Cap Value Portfolio (“Mid Cap Value”), Total Return Portfolio (“Total Return”) and Value Opportunities Portfolio (“Value Opportunities”). Each Fund is diversified as defined in the Act.

The investment objective of Bond Debenture is to seek high current income and the opportunity for capital appreciation to produce a high total return. The investment objective of Capital Structure is to seek current income and capital appreciation. The investment objective of Classic Stock is growth of capital and growth of income consistent with reasonable risk. The investment objective of Developing Growth is long-term growth of capital. The investment objective of Fundamental Equity and Growth and Income is long-term growth of capital and income without excessive fluctuations in market value. The investment objective of Growth Opportunities is capital appreciation. The investment objective of International Core Equity, International Opportunities and Value Opportunities is long-term capital appreciation. The investment objective of Mid Cap Value is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The investment objective of Total Return is to seek income and capital appreciation to produce a high total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of September 30, 2011, only Bond Debenture had open futures contracts.

Notes to Schedule of Investments (unaudited)(continued)

(e)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(f)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)	Mortgage Dollar Rolls-Bond Debenture, Capital Structure and Total Return may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(h)	Floating Rate Loans-Bond Debenture, Capital Structure and Total Return may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of September 30, 2011, the Funds had no unfunded loan commitments.

(i)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Notes to Schedule of Investments (unaudited)(continued)

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing each Fund’s investments carried at fair value:

Bond Debenture					Capital Structure
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$4,952,654	$—	$—	$4,952,654	$57,895,831	$—	$—	$57,895,831
Contingent Value Right	—	—	—	—	3,180	—	—	3,180
Convertible Bonds	—	51,809,994	—	51,809,994	—	6,862,262	—	6,862,262
Convertible Preferred Stocks	13,171,610	2,571,857	—	15,743,467	3,607,972	1,415,578	—	5,023,550
Floating Rate Loans	—	10,645,921	—	10,645,921	—	714,788	—	714,788
Foreign Common Stocks	—	—	—	—	—	3,670,822	—	3,670,822
Foreign Bonds	—	1,533,591	—	1,533,591	—	—	—	—
Government Sponsored Enterprises Bond	—	2,611,925	—	2,611,925	—	—	—	—
High Yield Corporate Bonds	—	478,260,060	—	478,260,060	—	29,595,760	25	29,595,785
Municipal Bonds	—	—	—	—	—	—	—	—
Preferred Stocks	38,950	418,163	—	457,113	16,150	—	—	16,150
Warrants	—	93,964	—	93,964	—	25,207	—	25,207
Repurchase Agreement	—	14,300,401	—	14,300,401	—	3,427,786	—	3,427,786

Total	$18,163,214	$562,245,876	$—	$580,409,090	$61,523,133	$45,712,203	$25	$107,235,361

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—	$—	$—	$—	$—
Liabilities	(33,121)	—	—	(33,121)	—	—	—	—

Total	$(33,121)	$—	$—	$(33,121)	$—	$—	$—	$—

Classic Stock					Developing Growth
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1	Level 2	Level 3	Total
Common Stocks	$27,683	$—	$—	$27,683	$222,606	$—	$—	$222,606
Repurchase Agreement	—	1,446	—	1,446	—	—	—	—

Total	$27,683	$1,446	$—	$29,129	$222,606	$—	$—	$222,606

Notes to Schedule of Investments (unaudited)(continued)

Fundamental Equity					Growth and Income
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$194,303	$—	$—	$194,303	$904,140	$—	$—	$904,140
Repurchase Agreement	—	13,475	—	13,475	—	16,078	—	16,078

Total	$194,303	$13,475	$—	$207,778	$904,140	$16,078	$—	$920,218

Growth Opportunities					International Core Equity
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1	Level 2	Level 3	Total
Common Stocks	$81,708	$—	$—	$81,708	$240,126	$1,809,763	$—	$2,049,889
Preferred Stock	—	—	—	—	9,167	—	—	9,167
Repurchase Agreement	—	883	—	883	—	189,049	—	189,049

Total	$81,708	$883	$—	$82,591	$249,293	$1,998,812	$—	$2,248,105

International Opportunities					Mid Cap Value
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$3,579	$36,949	$—	$40,528	$360,692	$—	$—	$360,692
Preferred Stocks	215	—	—	215	—	—	—	—
Repurchase Agreement	—	1,442	—	1,442	—	12,671	—	12,671

Total	$3,794	$38,391	$—	$42,185	$360,692	$12,671	$—	$373,363

Total Return					Value Opportunities
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$517,598	$—	$517,598	$—	$—	$—	$—
Common Stocks	—	—	—	—	199,328	—	—	199,328
Corporate Bonds	—	3,550,456	—	3,550,456	—	—	—	—
Foreign Government Obligations	—	64,852	—	64,852	—	—	—	—
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	288,678	—	288,678	—	—	—	—
Government Sponsored Enterprises Pass-Throughs	—	2,451,959	—	2,451,959	—	—	—	—
Municipal Bonds	—	78,942	—	78,942	—	—	—	—
Non-Agency Commercial Mortgage-Backed Securities	—	787,543	—	787,543	—	—	—	—
U.S. Treasury Obligations	—	2,649,331	—	2,649,331	—	—	—	—
Repurchase Agreement	—	1,132,533	—	1,132,533	—	—	—	—

Total	$—	$11,521,892	$—	$11,521,892	$199,328	$—	$—	$199,328

*	See Schedule of Investments for fair values in each industry.

As of December 31, 2010, International Core Equity and International Opportunities utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded. Accordingly, the valuations of foreign securities as of December 31, 2010 were categorized as Level 1 inputs. As of September 30, 2011, the Funds utilized adjusted valuations of foreign securities in certain markets (as described in Note 2(a)) to more accurately reflect their fair value as of the close of regular trading on the NYSE, which resulted in Level 2 inputs for these foreign securities. During the period ended September 30, 2011, the portion of foreign securities held in certain markets by the Funds that were classified as Level 1 as of December 31, 2010 that remained in the portfolio as of September 30, 2011 were transferred from Level 1 to Level 2.

Notes to Schedule of Investments (unaudited)(continued)

The following is a reconciliation of investment with unobservable inputs (Level 3) that were used in determining fair value:

Fund	Capital Structure
Investment Type	High Yield Corporate Bond
Balance as of January 1, 2011	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Net purchase (sales)	—
Net transfers in or out of Level 3	25

Balance as of September 30, 2011	$25

(i)	Disclosures about Derivative Instruments and Hedging Activities-Bond Debenture entered into U.S. Treasury futures contracts during the period ended September 30, 2011 (as described in note 2(d)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of September 30, 2011, the Fund had a futures interest rate contract with a cumulative unrealized depreciation of $33,121, which is included in the Schedule of Investments.

3. FEDERAL TAX INFORMATION

As of September 30, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Bond Debenture	Capital Structure	Classic Stock
Tax cost	$594,552,926	$108,365,855	$30,043,101

Gross unrealized gain	21,686,004	10,086,073	2,899,925
Gross unrealized loss	(35,829,840)	(11,216,567)	(3,813,764)

Net unrealized security loss	$(14,143,836)	$(1,130,494)	$(913,839)

	Developing Growth	Fundamental Equity	Growth and Income
Tax cost	$239,067	$224,495,078	$993,298,942

Gross unrealized gain	12,650	7,737,959	53,904,748
Gross unrealized loss	(29,111)	(24,454,861)	(126,986,095)

Net unrealized security loss	$(16,461)	$(16,716,902)	$(73,081,347)

	Growth Opportunities	International Core Equity	International Opportunities
Tax cost	$93,235,599	$2,557,112	$47,866,079

Gross unrealized gain	4,926,152	9,281	2,195,095
Gross unrealized loss	(15,570,780)	(318,288)	(7,876,028)

Net unrealized security loss	$(10,644,628)	$(309,007)	$(5,680,933)

Notes to Schedule of Investments (unaudited)(concluded)

	Mid Cap Value	Total Return	Value Opportunities
Tax cost	$382,675,848	$11,431,557	$218,599

Gross unrealized gain	34,437,876	149,665	10,770
Gross unrealized loss	(43,750,941)	(59,330)	(30,041)

Net unrealized security gain (loss)	$(9,313,065)	$90,335	$(19,271)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, wash sales and amortization of premium.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 17, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 17, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 17, 2011